GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 94.4%
Argentina – 0.1%
37,500
Vista Energy SAB de CV ADR
(Energy)* $ 2,641,875
Australia – 0.0%
19,560
Anglogold Ashanti PLC
(Materials) 1,479,183
Belgium – 0.0%
22,249 Viohalco SA (Materials) 456,358
Brazil – 2.8%
2,177,390
Ambev SA ADR (Food,
Beverage & Tobacco)
(a)
6,771,683
3,801,470 Axia Energia SA (Utilities) 39,610,910
3,350,400
Banco Bradesco SA ADR
(Banks) 12,094,944
731,200
Banco BTG Pactual SA
(Financial Services) 8,193,121
267,400
Banco Santander Brasil SA
ADR (Banks)
(a)
1,516,158
1,643,600
BB Seguridade Participacoes
SA (Insurance) 13,377,970
454,600
Cia De Saneamento do Parana
Sanepar (Utilities) 3,249,097
465,100
Fleury SA (Health Care
Equipment & Services) 1,572,614
2,729,900
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira (Technology
Hardware & Equipment) 7,889,495
378,000
Transmissora Alianca de
Energia Eletrica SA (Utilities) 2,957,395
97,233,387
Chile – 0.8%
105,546,427 Banco de Chile (Banks) 21,990,211
70,106
Banco de Credito e Inversiones
SA (Banks) 5,044,465
42,825,924
Latam Airlines Group SA
(Transportation) 1,139,568
20,734
Sociedad Quimica y Minera de
Chile SA ADR (Materials) 1,390,422
29,564,666
China – 20.2%
2,216,500
3SBio, Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
4,733,474
2,919,500
AAC Technologies Holdings,
Inc. (Technology Hardware &
Equipment) 14,345,803
8,712,000
Agricultural Bank of China
Ltd., Class H (Banks) 7,004,274
3,499,500
Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 53,309,295
12,470,000
Bank of China Ltd., Class H
(Banks) 8,747,771
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
23,000
Biocytogen Pharmaceuticals
Beijing Co. Ltd., Class
H (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
$ 146,742
11,956,900
BOE Technology Group Co.
Ltd., Class A (Technology
Hardware & Equipment) 9,727,145
508,400
Changjiang Securities Co. Ltd.,
Class A (Financial Services) 647,385
52,705,000
China Construction Bank Corp.,
Class H (Banks) 61,845,410
58,700
China Life Insurance Co. Ltd.,
Class A (Insurance) 343,026
3,287,000
China Life Insurance Co. Ltd.,
Class H (Insurance) 12,237,312
4,222,000
China Oilfield Services Ltd.,
Class H (Energy) 3,829,059
1,443,000
China Pacific Insurance Group
Co. Ltd., Class A (Insurance) 6,899,443
3,399,400
China Pacific Insurance Group
Co. Ltd., Class H (Insurance) 13,268,104
4,381,000
Consun Pharmaceutical
Group Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 7,657,613
7,132,000
Datang International Power
Generation Co. Ltd., Class H
(Utilities) 2,294,716
883,200
Full Truck Alliance Co. Ltd.
ADR (Transportation) 8,381,568
490,700
GDS Holdings Ltd., Class A
(Software & Services)* 1,996,731
11,109,000
Geely Automobile Holdings
Ltd. (Automobiles &
Components) 28,047,307
1,240,000
Genscript Biotech
Corp. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 2,852,409
3,878,000
Guangdong Investment Ltd.
(Utilities) 4,185,074
2,596,000
Harbin Electric Co. Ltd., Class
H (Capital Goods) 5,218,669
290,000
HBM Holdings Ltd.
(Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
450,380
12,876,000
Huishang Bank Corp. Ltd.,
Class H (Banks) 8,340,569
41,889,000
Industrial & Commercial Bank
of China Ltd., Class H (Banks) 40,070,500
1,441,000
InnoCare Pharma Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
2,507,473
269,500
Innovent Biologics,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
2,975,872

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,896,000
J&T Global Express Ltd.
(Transportation)* $ 5,011,699
2,284,150
JD.com, Inc., Class A
(Consumer Discretionary
Distribution & Retail) 37,574,208
770,400
Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials)* 1,341,497
28,500
Kanzhun Ltd. ADR
(Commercial & Professional
Services) 463,980
725,000
Kingboard Holdings Ltd.
(Technology Hardware &
Equipment) 3,625,727
8,290,000
Lenovo Group Ltd. (Technology
Hardware & Equipment) 25,352,418
686,800
Livzon Pharmaceutical Group,
Inc., Class H (Pharmaceuticals,
Biotechnology & Life Sciences) 2,274,541
19,000,000
Lonking Holdings Ltd. (Capital
Goods) 7,556,437
528,000
NetEase, Inc. (Media &
Entertainment) 14,048,082
6,427,400
Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 22,116,256
15,000
PDD Holdings, Inc. ADR
(Consumer Discretionary
Distribution & Retail)* 1,328,400
1,756,300
People’s Insurance Co. Group
of China Ltd. (The), Class A
(Insurance) 1,914,233
2,829,195
Ping An Bank Co. Ltd., Class
A (Banks) 4,872,060
2,363,993
Ping An Insurance Group Co. of
China Ltd., Class A (Insurance) 19,188,755
1,427,000
Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 10,660,795
59,800
Pop Mart International Group
Ltd. (Consumer Discretionary
Distribution & Retail)
(b)
1,240,946
5,463,000
Q Technology Group Co. Ltd.
(Technology Hardware &
Equipment) 4,789,103
38,569
Raytron Technology Co. Ltd.,
Class A (Technology Hardware
& Equipment) 806,545
587,400
Satellite Chemical Co. Ltd.,
Class A (Materials) 2,200,853
608,202
Shengyi Technology Co. Ltd.,
Class A (Technology Hardware
& Equipment) 9,503,287
7,279,000
Sinopec Engineering Group Co.
Ltd., Class H (Capital Goods) 5,030,626
8,904,000
Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials)* 1,285,163
424,500
Sinotruk Hong Kong Ltd.
(Capital Goods) 2,200,197
4,204,000
SITC International Holdings
Co. Ltd. (Transportation) 21,195,718
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,789,000
TCL Electronics Holdings
Ltd. (Consumer Durables &
Apparel)* $ 3,681,025
28,241,760
TCL Technology Group Corp.,
Class A (Technology Hardware
& Equipment) 19,761,064
1,369,000
Tencent Holdings Ltd. (Media
& Entertainment) 83,649,988
483,500
Trip.com Group Ltd. (Consumer
Services)* 22,652,216
262,000
Vipshop Holdings Ltd. ADR
(Consumer Discretionary
Distribution & Retail) 4,019,080
1,326,100
WuXi AppTec Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 25,202,011
2,449,500
Wuxi Biologics Cayman,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(b)
12,089,520
8,886,000
Yadea Group Holdings Ltd.
(Automobiles & Components)
(b)
12,157,857
1,278,900
YTO Express Group Co. Ltd.,
Class A (Transportation) 3,569,875
34,900
Yum China Holdings, Inc.
(Consumer Services) 1,653,719
43,150
ZTO Express Cayman, Inc.
(Transportation) 1,032,631
707,113,636
Colombia – 0.1%
256,785 Ecopetrol SA ADR (Energy)
(a)
4,306,284
9,844 Grupo Cibest SA ADR (Banks) 910,767
5,217,051
Czech Republic – 0.0%
130,526
Moneta Money Bank AS
(Banks)
(b)
1,194,481
Greece – 0.3%
14,800 Danaos Corp. (Transportation) 2,096,124
5,603
HELLENiQ ENERGY
Holdings SA (Energy) 83,994
84,300
Star Bulk Carriers Corp.
(Transportation) 2,423,625
119,700
Tsakos Energy Navigation Ltd.
(Energy) 4,802,364
9,406,107
Guatemala – 0.0%
2,600
Millicom International Cellular
SA (Telecommunication
Services) 248,248
Hong Kong – 0.3%
340,000
Kingboard Laminates Holdings
Ltd. (Technology Hardware &
Equipment) 1,266,621
3,954,000
Skyworth Group Ltd.
(Consumer Durables &
Apparel)* 2,201,840

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
3,224,000
Wasion Holdings Ltd.
(Technology Hardware &
Equipment) $ 7,256,127
1,354,500
WH Group Ltd. (Food,
Beverage & Tobacco)
(b)
1,457,399
12,181,987
Hungary – 0.3%
73,099 OTP Bank Nyrt (Banks) 10,829,022
India – 9.9%
609,009
Adani Energy Solutions Ltd.
(Utilities)* 10,502,947
5,033,933 Adani Power Ltd. (Utilities)* 11,138,001
453,093 Aegis Logistics Ltd. (Energy) 6,073,780
104,620
Anand Rathi Wealth Ltd.
(Financial Services) 2,273,339
11,669
Apar Industries Ltd. (Capital
Goods)* 1,755,419
24,019 Asian Paints Ltd. (Materials) 690,910
80,935
Astra Microwave Products
Ltd. (Technology Hardware &
Equipment) 1,578,997
68,065
Ather Energy Ltd. (Automobiles
& Components)* 899,298
3,217
Bajaj Auto Ltd. (Automobiles &
Components) 388,326
184,305 Bandhan Bank Ltd. (Banks)
(b)
336,176
6,464,787 Bank of India (Banks) 9,340,288
241,693
Bharat Heavy Electricals Ltd.
(Capital Goods) 1,030,364
6,053,260
Bharat Petroleum Corp. Ltd.
(Energy) 20,229,854
986,180
Bharti Airtel Ltd.
(Telecommunication Services) 20,373,814
2,503,016 Canara Bank (Banks) 3,276,460
205,109 CESC Ltd. (Utilities) 355,553
44,642
Cholamandalam Investment
and Finance Co. Ltd. (Financial
Services) 865,107
817,503 City Union Bank Ltd. (Banks) 1,768,687
87,548
Dixon Technologies India Ltd.
(Consumer Durables & Apparel) 12,884,491
62,024
Dr Lal PathLabs Ltd. (Health
Care Equipment & Services)
(b)
1,238,818
286,646
Eicher Motors Ltd.
(Automobiles & Components) 23,518,495
401,379
GE Vernova T&D India Ltd.
(Capital Goods) 18,174,616
61,295
Glenmark Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,434,886
58,515
Great Eastern Shipping Co. Ltd.
(The) (Energy) 827,916
588,631
Gujarat Alkalies & Chemicals
Ltd. (Materials) 4,138,275
27,456
HDFC Asset Management Co.
Ltd. (Financial Services)
(b)
752,214
3,006,203 HDFC Bank Ltd. (Banks) 23,544,010
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
73,873
Hero MotoCorp Ltd.
(Automobiles & Components) $ 4,170,159
456,004
Hindalco Industries Ltd.
(Materials) 4,672,610
1,177,223 Hindustan Zinc Ltd. (Materials) 6,669,756
75,775
Hitachi Energy India Ltd.
(Capital Goods) 25,538,301
33,546 ICICI Bank Ltd. ADR (Banks) 1,006,045
8,936,093 Indian Oil Corp. Ltd. (Energy) 13,099,522
52,488
Infosys Ltd. ADR (Software &
Services)
(a)
631,431
84,490
IOL Chemicals and
Pharmaceuticals Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 129,564
333,082
Jamna Auto Industries Ltd.
(Capital Goods) 457,742
109,946
Kirloskar Oil Engines Ltd.
(Capital Goods) 2,523,230
241,956
Larsen & Toubro Ltd. (Capital
Goods) 9,979,694
1,491,913
Laurus Labs Ltd.
(Pharmaceuticals,
Biotechnology & Life
Sciences)
(b)
28,401,500
3,987 Linde India Ltd. (Materials) 281,771
117,932
Lupin Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 2,984,918
67,735
MTAR Technologies Ltd.
(Capital Goods)* 4,073,007
34,364
Muthoot Finance Ltd. (Financial
Services) 1,122,738
2,626,810 NTPC Ltd. (Utilities) 9,552,678
844,010
Oil & Natural Gas Corp. Ltd.
(Energy) 2,150,230
21,319
Piramal Finance Ltd. (Financial
Services) 459,020
19,594
Polycab India Ltd. (Capital
Goods) 1,869,072
711,586
Power Grid Corp. of India Ltd.
(Utilities) 2,118,236
845,955
Reliance Industries Ltd.
(Energy) 11,582,356
2,300,982
Samvardhana Motherson
International Ltd. (Automobiles
& Components) 3,634,176
232,707
Shipping Corp. of India Ltd.
(Transportation) 710,486
10,127
Siemens Energy India Ltd.
(Capital Goods) 342,845
1,086,262 State Bank of India (Banks) 11,690,818
1,183,157 Tata Steel Ltd. (Materials) 2,354,118
19,200
TD Power Systems Ltd. (Capital
Goods) 227,373
73,306
TVS Motor Co. Ltd.
(Automobiles & Components) 3,311,906
17,256
Varun Beverages Ltd. (Food,
Beverage & Tobacco) 79,963

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
6,016
Vindhya Telelinks Ltd.
(Technology Hardware &
Equipment) $ 125,258
1,343
Voltamp Transformers Ltd.
(Capital Goods) 139,573
220,827 Welspun Corp. Ltd. (Materials) 3,818,975
5,915,441 Yes Bank Ltd. (Banks)* 1,410,968
732,105
Zydus Lifesciences
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 8,643,646
349,354,726
Indonesia – 0.9%
98,198,800
Bank Mandiri Persero Tbk PT
(Banks) 22,847,914
17,058,100
Bank Rakyat Indonesia Persero
Tbk PT (Banks) 2,868,762
4,249,800
Bumitama Agri Ltd. (Food,
Beverage & Tobacco) 5,434,654
12,627,000
Elang Mahkota Teknologi Tbk
PT (Media & Entertainment) 371,197
11,003,700
Perusahaan Gas Negara Persero
Tbk PT (Utilities) 916,892
4,604,100
Unilever Indonesia Tbk
PT (Household & Personal
Products) 449,047
32,888,466
Kuwait – 0.4%
82,796
Gulf Cables & Electrical
Industries Group Co. KSCP
(Capital Goods) 448,037
3,426,728
Kuwait International Bank
KSCP (Banks) 2,826,253
3,374,375
National Bank of Kuwait SAKP
(Banks) 9,366,312
12,640,602
Mexico – 1.6%
3,966,352
Grupo Financiero Banorte SAB
de CV, Class O (Banks) 45,934,980
160,487
Promotora y Operadora de
Infraestructura SAB de CV
(Transportation) 2,534,230
189,278 Regional SAB de CV (Banks) 1,554,266
158,600 Ternium SA ADR (Materials) 7,809,464
57,832,940
Monaco – 0.1%
376,000
Safe Bulkers, Inc.
(Transportation) 2,936,560
Peru – 0.0%
3,800 Credicorp Ltd. (Banks) 1,522,204
Philippines – 0.2%
423,400
Ayala Land, Inc. (Real Estate
Management & Development) 116,624
251,840
Bank of the Philippine Islands
(Banks) 420,688
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
112,010
International Container
Terminal Services, Inc.
(Transportation) $ 1,758,955
3,048,150
Metropolitan Bank & Trust Co.
(Banks) 3,264,212
29,640
SM Investments Corp. (Capital
Goods) 287,085
5,847,564
Poland – 1.8%
53,064 Alior Bank SA (Banks) 1,958,142
97,975 Bank Millennium SA (Banks)* 541,444
41,879
Bank Polska Kasa Opieki SA
(Banks) 2,760,447
906
Benefit Systems SA
(Commercial & Professional
Services)* 1,313,124
867,713 ORLEN SA (Energy) 34,431,992
471,967
Powszechna Kasa Oszczednosci
Bank Polski SA (Banks) 14,136,774
473,483
Powszechny Zaklad
Ubezpieczen SA (Insurance) 9,016,836
64,158,759
Qatar – 0.2%
871,281
Ooredoo QPSC
(Telecommunication Services) 2,992,315
1,315,283
Qatar Navigation QSC
(Transportation) 3,574,417
549,657
Vodafone Qatar PQSC
(Telecommunication Services) 389,636
6,956,368
Russia – 0.0%
106,118
PhosAgro PJSC, GDR
(Materials)*
(c)
—
683
PhosAgro PJSC NPV
(Materials)*
(c)
—
18,426
Polyus PJSC, GDR
(Materials)*
(c)
—
2,789,380
Sberbank of Russia PJSC
(Banks)*
(c)
—
54,816 VTB Bank PJSC (Banks)*
(c)
—
—
Saudi Arabia – 3.0%
11,159
Al Babtain Power &
Telecommunication Co. (Capital
Goods) 157,186
498,633 Al Rajhi Bank (Banks) 8,321,577
1,899,535 Arab National Bank (Banks) 10,991,977
1,338,955 Banque Saudi Fransi (Banks) 7,061,161
12,057
Co. for Cooperative Insurance
(The) (Insurance) 393,916
227,706
Jarir Marketing Co. (Consumer
Discretionary Distribution &
Retail) 1,010,922
3,774,034 Riyad Bank (Banks) 20,469,840
95,186
Riyadh Cables Group Co.
(Capital Goods) 2,533,328

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
5,101,993
Saudi Arabian Oil Co.
(Energy)
(b)
$ 35,995,761
1,386,306 Saudi Awwal Bank (Banks) 12,526,018
380,992
Saudi Basic Industries Corp.
(Materials) 5,045,204
104,506,890
South Africa – 1.3%
56,206
DataTec Ltd. (Technology
Hardware & Equipment) 288,731
215,775 Discovery Ltd. (Insurance) 3,423,928
850,743
FirstRand Ltd. (Financial
Services) 5,087,930
108,287
Investec Ltd. (Financial
Services) 940,164
958,494
Momentum Group Ltd.
(Insurance) 2,386,486
418,863
Naspers Ltd., Class N
(Consumer Discretionary
Distribution & Retail) 22,008,165
7,814,901 Old Mutual Ltd. (Insurance) 6,319,563
134,825
Omnia Holdings Ltd.
(Materials) 861,362
292,415
OUTsurance Group Ltd.
(Insurance) 1,463,638
985,329
Redefine Properties Ltd. REIT
(Equity Real Estate Investment
Trusts (REITs)) 389,450
302,661
Remgro Ltd. (Financial
Services) 3,561,127
46,730,544
South Korea – 19.1%
45,373
BNK Financial Group, Inc.
(Banks) 475,544
86,585
Daou Technology, Inc.
(Financial Services) 2,206,396
59,633
GS Holdings Corp. (Capital
Goods) 3,689,427
234,929
Hana Financial Group, Inc.
(Banks) 20,307,049
1,025
HD Hyundai Electric Co. Ltd.
(Capital Goods) 473,990
11,051
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Capital Goods) 2,934,704
4,424
Hyundai Department Store Co.
Ltd. (Consumer Discretionary
Distribution & Retail) 361,383
101,248
iM Financial Group Co. Ltd.
(Banks) 1,187,147
38,483
INTOPS Co. Ltd. (Technology
Hardware & Equipment) 455,383
380,703
KB Financial Group, Inc.
(Banks) 44,556,288
198,799
LG Electronics, Inc. (Consumer
Durables & Apparel) 22,035,237
10,129
Mirae Asset Life Insurance Co.
Ltd. (Insurance)* 110,781
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
64,384
Power Logics Co. Ltd.
(Semiconductors &
Semiconductor Equipment)* $ 123,990
6,965
Samsung C&T Corp. (Capital
Goods) 1,622,586
14,082
Samsung Card Co. Ltd.
(Financial Services) 461,261
1,621,598
Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 282,246,957
325
Samsung Fire & Marine
Insurance Co. Ltd. (Insurance) 140,661
96,925
Samsung Life Insurance Co.
Ltd. (Insurance) 20,317,447
483,434
Shinhan Financial Group Co.
Ltd. (Banks) 33,559,976
136,991
SK hynix , Inc. (Semiconductors
& Semiconductor Equipment) 155,574,613
645,954
SK Networks Co. Ltd. (Capital
Goods) 3,259,057
40,093
SK Square Co. Ltd. (Capital
Goods)* 27,568,492
72,079 SK, Inc. (Capital Goods) 26,928,440
859,455
Woori Financial Group, Inc.
(Banks) 19,895,828
670,492,637
Taiwan – 27.1%
62,000
Acter Group Corp. Ltd. (Capital
Goods) 1,744,556
351,000
Advanced Wireless
Semiconductor Co.
(Semiconductors &
Semiconductor Equipment) 1,168,295
48,000
Advantech Co. Ltd. (Technology
Hardware & Equipment) 817,617
894,000
Alltek Technology Corp.
(Technology Hardware &
Equipment) 1,522,451
18,000
Alltop Technology Co. Ltd.
(Technology Hardware &
Equipment) 165,764
423,000
Ampak Technology, Inc.
(Technology Hardware &
Equipment) 710,691
2,325,000
Ardentec Corp.
(Semiconductors &
Semiconductor Equipment) 12,502,957
27,000
Argosy Research, Inc.
(Technology Hardware &
Equipment) 117,252
2,183,000
ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 37,251,821
372,000
Asia Vital Components Co.
Ltd. (Technology Hardware &
Equipment) 26,161,950
2,000
ASPEED Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 873,491

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
195,000
Axiomtek Co. Ltd. (Technology
Hardware & Equipment) $ 705,516
67,000
Brillian Network & Automation
Integrated System Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 655,231
577,000
Capital Securities Corp.
(Financial Services)* 603,894
11,517,000
Cathay Financial Holding Co.
Ltd. (Insurance) 35,844,133
81,000
Channel Well Technology Co.
Ltd. (Technology Hardware &
Equipment) 131,518
927,000
China Airlines Ltd.
(Transportation) 642,639
284,000
Chroma ATE, Inc. (Technology
Hardware & Equipment) 17,842,605
94,000
Chunghwa Precision Test Tech
Co. Ltd. (Technology Hardware
& Equipment) 7,083,590
2,659,000
Compal Electronics, Inc.
(Technology Hardware &
Equipment) 2,924,189
652,000
Delta Electronics, Inc.
(Technology Hardware &
Equipment) 32,076,845
5,000
Elite Material Co. Ltd.
(Technology Hardware &
Equipment) 717,764
268,000
Eson Precision Ind Co. Ltd.
(Technology Hardware &
Equipment) 631,340
944,000
Etron Technology, Inc.
(Semiconductors &
Semiconductor Equipment)* 2,061,287
1,157,000
Eva Airways Corp.
(Transportation) 1,543,642
1,013,000
First Financial Holding Co. Ltd.
(Banks) 1,150,829
2,526,000
Formosa Chemicals & Fibre
Corp. (Materials) 4,398,622
568,000
Formosa Petrochemical Corp.
(Energy) 1,226,671
212,000
Formosa Plastics Corp.
(Materials) 356,472
11,000
Fositek Corp. (Technology
Hardware & Equipment) 449,896
278,000
Genius Electronic Optical Co.
Ltd. (Technology Hardware &
Equipment) 4,081,009
188,000
Gold Circuit Electronics Ltd.
(Technology Hardware &
Equipment) 4,506,032
1,667,000
Hon Hai Precision Industry Co.
Ltd. (Technology Hardware &
Equipment) 12,730,892
6,000
Hon Precision, Inc.
(Semiconductors &
Semiconductor Equipment) 1,112,894
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
621,000
Innolux Corp. (Technology
Hardware & Equipment) $ 852,233
59,000
Inpaq Technology Co. Ltd.
(Technology Hardware &
Equipment) 128,563
329,000
Kaimei Electronic Corp.
(Technology Hardware &
Equipment) 1,147,654
85,000
Keystone Microtech
Corp. (Semiconductors &
Semiconductor Equipment) 2,347,192
32,000
King Slide Works Co. Ltd.
(Technology Hardware &
Equipment) 7,667,891
67,000 Kinik Co. (Capital Goods) 1,303,475
894,000
Kinko Optical Co. Ltd.
(Technology Hardware &
Equipment)* 1,749,956
10,000
Largan Precision Co. Ltd.
(Technology Hardware &
Equipment) 1,239,677
1,555,000
Macronix International Co.
Ltd. (Semiconductors &
Semiconductor Equipment)* 4,670,678
246,000
MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 26,205,821
194,000
Mildef Crete, Inc. (Technology
Hardware & Equipment) 733,962
269,000
Nan Ya Printed Circuit Board
Corp. (Technology Hardware &
Equipment) 7,406,382
743,000
Nanya Technology Corp.
(Semiconductors &
Semiconductor Equipment) 7,943,586
270,000
New Era Electronics Co. Ltd.
(Technology Hardware &
Equipment)* 301,523
375,000
Powerchip Semiconductor
Manufacturing Corp.
(Semiconductors &
Semiconductor Equipment)* 613,317
3,669,000
Shinkong Synthetic Fibers
Corp. (Materials) 2,331,992
587,000
Sigurd Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 3,335,277
393,000
Sitronix Technology
Corp. (Semiconductors &
Semiconductor Equipment) 3,193,332
30,000
Sunplus Innovation Technology,
Inc. (Semiconductors &
Semiconductor Equipment) 130,344
416,000
TA-I Technology Co. Ltd.
(Technology Hardware &
Equipment) 1,352,469
7,817,000
Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 578,186,564

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
25,000
Thinking Electronic Industrial
Co. Ltd. (Technology Hardware
& Equipment) $ 166,276
224,000
Transcend Information, Inc.
(Technology Hardware &
Equipment) 1,989,327
840,000
Tripod Technology Corp.
(Technology Hardware &
Equipment) 9,431,556
573,000 TSRC Corp. (Materials) 372,634
34,000
TXC Corp. (Technology
Hardware & Equipment) 155,259
804,000
Unimicron Technology Corp.
(Technology Hardware &
Equipment) 18,864,235
213,000
United Integrated Services Co.
Ltd. (Capital Goods) 7,128,253
2,498,000
United Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 9,345,265
1,085,000
Weikeng Industrial Co. Ltd.
(Technology Hardware &
Equipment) 1,476,028
3,659,000
Winbond Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 14,112,351
1,044,000
WPG Holdings Ltd.
(Technology Hardware &
Equipment)* 3,579,345
906,000
Yageo Corp. (Technology
Hardware & Equipment) 13,636,482
821,000
Youngtek Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 1,846,188
150,000
Zero One Technology Co.
Ltd. (Technology Hardware &
Equipment) 505,514
112,000
Zhen Ding Technology Holding
Ltd. (Technology Hardware &
Equipment) 1,405,259
953,370,215
Thailand – 1.2%
502,400
Advanced Info Service PCL
(Telecommunication Services) 5,706,703
1,318,000
Hana Microelectronics PCL
(Technology Hardware &
Equipment) 1,404,540
1,530,400
Jaymart Group Holdings PCL
(Technology Hardware &
Equipment) 507,173
2,569,900
Kiatnakin Phatra Bank PCL
(Banks) 8,511,638
5,193,800 Krung Thai Bank PCL (Banks) 6,860,994
8,967,500 Thai Oil PCL (Energy) 17,547,418
77,100
Thanachart Capital PCL
(Banks) 179,943
40,718,409
Shares Description Value
a
Common Stocks – (continued)
Turkey – 1.0%
583,350
AG Anadolu Grubu Holding AS
(Capital Goods) $ 435,563
19,690
Agesa Hayat ve Emeklilik AS
(Insurance) 100,649
3,629,364
Anadolu Efes Biracilik Ve Malt
Sanayii AS (Food, Beverage &
Tobacco) 1,669,073
93,719 Aygaz AS (Utilities) 522,154
590,739
BIM Birlesik Magazalar AS
(Consumer Staples Distribution
& Retail) 4,852,010
5,080,541
Eregli Demir ve Celik
Fabrikalari TAS (Materials) 4,541,238
3,508,037
Is Yatirim Menkul Degerler AS
(Financial Services) 2,550,879
1,503,185
Iskenderun Demir ve Celik AS
(Materials) 1,699,131
3,089,775
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials)* 2,677,617
1,111,464
KOC Holding AS (Capital
Goods) 4,598,473
573,611
Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 445,429
6,155,696
Petkim Petrokimya Holding AS
(Materials)* 2,476,116
650,947
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret AS (Capital
Goods) 324,766
145,274
Tera Yatirim Menkul Degerler
AS (Financial Services)* 550,295
574,496
Turkiye Petrol Rafinerileri AS
(Energy) 3,578,592
33,665,267 Turkiye Sigorta AS (Insurance) 4,454,973
35,476,958
United Arab Emirates – 0.7%
145,214
Abu Dhabi Commercial Bank
PJSC (Banks) 591,629
1,696,285
Abu Dhabi Ports Co. PJSC
(Transportation)* 2,260,565
1,175,336
Dubai Investments PJSC
(Capital Goods) 1,151,681
2,121,859
Dubai Islamic Bank PJSC
(Banks) 4,205,153
50,883
Emaar Development PJSC
(Real Estate Management &
Development) 179,065
1,535,428
Emaar Properties PJSC
(Real Estate Management &
Development) 4,582,593
1,248,700
Emirates NBD Bank PJSC
(Banks) 10,255,824
32,383
First Abu Dhabi Bank PJSC
(Banks) 170,559
141,490
Orascom Construction PLC
(Capital Goods) 1,979,146
25,376,215

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – 1.0%
1,296,700
BeOne Medicines Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* $ 32,054,413
190,200
Seanergy Maritime Holdings
Corp. (Transportation) 3,326,598
35,381,011
TOTAL COMMON STOCKS
(Cost $2,486,256,788)
3,323,757,069
Shares Description Rate Value
a
Preferred Stocks – 3.3%
Brazil – 2.2%
516,209
Axia Energia SA
(Utilities)* 0.00% 5,296,357
219,800
Bradespar SA
(Materials) 10.71 953,927
2,582,600
Itau Unibanco
Holding SA
(Banks) 8.00 21,851,339
9,512,900
Itausa SA
(Banks) 9.47 25,934,975
4,988,700
Metalurgica
Gerdau SA
(Materials) 3.04 10,746,694
7,836,600
Usinas
Siderurgicas de
Minas Gerais
SA Usiminas
(Materials)* 5.14 11,378,116
76,161,408
South Korea – 1.1%
119,348
LG Electronics,
Inc. (Consumer
Durables &
Apparel) 3.14 4,837,358
117,869
Mirae Asset
Securities Co.
Ltd. (Financial
Services) 2.83 891,007
2,786
Samsung Electro-
Mechanics Co.
Ltd. (Technology
Hardware &
Equipment) 0.57 770,725
251,648
Samsung
Electronics Co.
Ltd. (Technology
Hardware &
Equipment) 0.95 31,623,341
1,512
Samsung Fire &
Marine Insurance
Co. Ltd.
(Insurance) 5.05 401,478
Shares Description Rate Value
a
Preferred Stocks – (continued)
South Korea – (continued)
1,790
Samsung SDI Co.
Ltd. (Technology
Hardware &
Equipment)* 0.46% $ 214,049
38,737,958
TOTAL PREFERRED STOCKS
(Cost $98,717,993)
114,899,366
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(d)
Goldman Sachs Central Government Fund -
Institutional Shares
10,274 3.760% 10,274
(Cost $10,274)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $2,584,985,055)
3,438,666,709
a
Securities Lending Reinvestment Vehicle – 0.3%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
11,334,820 3.571% 11,334,820
(Cost $11,334,820)
TOTAL INVESTMENTS – 98.0%
(Cost $2,596,319,875)
$ 3,450,001,529
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.0%
69,940,950
NET ASSETS – 100.0%
$ 3,519,942,479
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Additional Investment Information
Sector Name
% of
Market
Value
Information Technology 42.7%
Financials 23.1
Consumer Discretionary 7.7
Industrials 7.0
Energy 4.8
Health Care 4.0
Communication Services 3.7
Materials 3.2
Utilities 2.7
Consumer Staples 0.6
Real Estate 0.2
Investment Company 0.0
Securities Lending Reinvestment Vehicle 0.3
TOTAL INVESTMENTS
100.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At July 31, 2026, the
Fund
had the following forward foreign currency
exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
ZAR 49,086,704 USD 2,941,724 8/3/2026 $ 29,401
TOTAL
$ 29,401
FUTURES CONTRACTS
— At July 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 871 09/18/26 $ 71,522,165 $ (1,590,312)
Currency Abbreviations:
USD United States Dollar
ZAR South African Rand

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 97.2%
Australia – 6.5%
1,586,752 AMP Ltd. (Financial Services) $ 2,390,884
902,071
ANZ Group Holdings Ltd.
(Banks) 23,575,701
5,971,989
Aurizon Holdings Ltd.
(Transportation) 17,562,201
1,268,270 BHP Group Ltd. (Materials) 53,458,292
667,721
Brambles Ltd. (Commercial &
Professional Services) 9,166,277
352,276
Capricorn Metals Ltd.
(Materials) 3,122,735
890,744
Challenger Ltd. (Financial
Services) 6,121,146
144,517
Commonwealth Bank of
Australia (Banks) 18,065,324
172,690
Computershare Ltd.
(Commercial & Professional
Services) 4,961,918
545,007
Evolution Mining Ltd.
(Materials) 4,321,539
1,221,316 Fortescue Ltd. (Materials) 15,848,113
53,103
HUB24 Ltd. (Financial
Services) 3,162,060
444,735
Insurance Australia Group Ltd.
(Insurance) 2,649,817
92,542
JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 5,323,675
69,089
Macquarie Group Ltd.
(Financial Services) 12,264,600
496,468 Medibank Pvt Ltd. (Insurance) 1,799,569
777,828
National Australia Bank Ltd.
(Banks) 22,522,760
965,581 Orica Ltd. (Materials) 15,773,373
1,175,897 Origin Energy Ltd. (Utilities) 8,871,465
1,071,900 Perseus Mining Ltd. (Materials) 3,669,408
1,345,910 PLS Group Ltd. (Materials)* 3,910,716
277,474
Qantas Airways Ltd.
(Transportation) 1,930,946
1,038,131
QBE Insurance Group Ltd.
(Insurance) 18,006,139
1,074,826
Regis Resources Ltd.
(Materials) 4,605,850
434,806 Rio Tinto PLC ADR (Materials) 42,110,961
846,581
Sandfire Resources Ltd.
(Materials)* 11,206,514
1,344,577
Scentre Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,691,557
473,685
Service Stream Ltd. (Capital
Goods) 809,633
1,105,644 South32 Ltd. (Materials) 3,524,908
569,303 Suncorp Group Ltd. (Insurance) 7,659,832
5,741,325
Telstra Group Ltd.
(Telecommunication Services) 20,269,029
994,719
Wesfarmers Ltd. (Consumer
Discretionary Distribution &
Retail) 62,304,568
1,098,150 Westpac Banking Corp. (Banks) 29,119,953
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
431,690
Woolworths Group Ltd.
(Consumer Staples Distribution
& Retail) $ 12,046,584
455,828,047
Austria – 0.4%
19,709
AT&S Austria Technologie &
Systemtechnik AG (Technology
Hardware & Equipment)* 3,018,264
120,945 BAWAG Group AG (Banks)
(a)
24,527,120
27,545,384
Belgium – 0.1%
9,167 KBC Ancora (Banks) 936,657
23,610
UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 6,060,304
6,996,961
China – 0.2%
756,000
AAC Technologies Holdings,
Inc. (Technology Hardware &
Equipment) 3,714,823
7,994,000
Nexteer Automotive Group Ltd.
(Automobiles & Components) 4,282,169
76,951
Prosus NV (Consumer
Discretionary Distribution &
Retail)* 3,576,131
11,573,123
Denmark – 0.7%
525,209 Danske Bank A/S (Banks) 30,225,619
29,573 Jyske Bank A/S (Banks) 4,693,984
54,560 NKT A/S (Capital Goods)* 7,446,759
60,492
Pandora A/S (Consumer
Durables & Apparel) 7,575,329
3,465
Ringkjoebing Landbobank A/S
(Banks) 931,074
50,872,765
Finland – 1.4%
129,934
Kone OYJ, Class B (Capital
Goods) 7,496,800
286,459 Neste OYJ (Energy) 10,151,649
2,213,460 Nordea Bank Abp (Banks) 44,674,629
2,209,769 Sampo OYJ, Class A (Insurance) 24,466,032
263,989
UPM- Kymmene OYJ
(Materials) 7,182,032
134,076
Wartsila OYJ Abp (Capital
Goods) 4,546,829
98,517,971
France – 9.8%
210,586 Air Liquide SA (Materials) 41,487,257
33,414 Arkema SA (Materials) 2,275,916
1,648,861 AXA SA (Insurance) 85,459,899
324,740 BNP Paribas SA (Banks) 41,264,318
30,932
Capgemini SE (Software &
Services) 3,676,602
373,705
Cie de Saint-Gobain SA
(Capital Goods) 35,123,470
955,749
Danone SA (Food, Beverage &
Tobacco) 74,344,047

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
41,103
Dassault Aviation SA (Capital
Goods) $ 14,199,036
29,672 Eiffage SA (Capital Goods) 4,217,271
352,834
EssilorLuxottica SA (Health
Care Equipment & Services) 66,799,255
19,573
Gaztransport Et Technigaz SA
(Energy) 4,423,879
10,912
Hermes International SCA
(Consumer Durables & Apparel) 19,334,699
236,826
Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 10,756,888
255,085 Legrand SA (Capital Goods) 38,780,400
52,801
LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 28,994,904
30,589 Nexans SA (Capital Goods) 4,659,361
48,123 Rexel SA (Capital Goods) 1,996,899
146,600 Safran SA (Capital Goods) 57,611,090
9,711
Sartorius Stedim Biotech
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,877,526
168,388 Thales SA (Capital Goods) 47,936,809
575,781 TotalEnergies SE (Energy) 50,761,161
46,146
Unibail - Rodamco -Westfield
REIT (Equity Real Estate
Investment Trusts (REITs))* 5,622,360
367,683
Valeo SE (Automobiles &
Components) 6,361,618
211,498 Vallourec SACA (Energy)* 5,099,449
194,418 Vinci SA (Capital Goods) 27,450,448
19,221 Viridien (Energy)* 2,066,830
682,581,392
Georgia – 0.0%
8,810
Lion Finance Group PLC
(Banks) 1,383,885
Germany – 10.6%
54,121
adidas AG (Consumer Durables
& Apparel) 10,013,642
145,283
AIXTRON SE (Semiconductors
& Semiconductor Equipment) 6,128,215
89,329 Allianz SE (Insurance) 44,495,011
119,974
Aumovio SE (Automobiles &
Components)* 5,539,573
511,068 BASF SE (Materials) 29,669,366
26,083
Bilfinger SE (Commercial &
Professional Services) 2,494,476
2,135,731
Deutsche Bank AG (Financial
Services) 78,607,785
2,236,939
Deutsche Lufthansa AG
(Transportation) 23,472,282
957,710
Deutsche Post AG
(Transportation) 63,976,778
2,306,110
Deutsche Telekom AG
(Telecommunication Services) 71,168,905
702,221
Fresenius SE & Co. KGaA
(Health Care Equipment &
Services) 36,092,248
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
248,425
GEA Group AG (Capital
Goods) $ 17,648,497
37,125
Henkel AG & Co. KGaA
(Household & Personal
Products) 3,042,034
4,374
HOCHTIEF AG (Capital
Goods) 2,241,783
187,114
Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 13,427,978
217,927
Merck KGaA (Pharmaceuticals,
Biotechnology & Life Sciences) 36,016,428
24,434
MTU Aero Engines AG (Capital
Goods) 10,244,655
55,389
Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen
(Insurance) 33,272,194
145,889 RWE AG (Utilities) 9,597,019
347,293 SAP SE (Software & Services) 63,657,159
172,191
Scout24 SE (Media &
Entertainment)
(a)
14,762,571
393,615 Siemens AG (Capital Goods) 128,966,663
196,441
Siemens Energy AG (Capital
Goods) 33,560,597
15,314 Talanx AG (Insurance) 2,035,456
740,131,315
Guatemala – 0.0%
23,925
Millicom International Cellular
SA (Telecommunication
Services) 2,284,359
Hong Kong – 1.6%
4,997,200 AIA Group Ltd. (Insurance) 50,376,265
133,000
ASMPT Ltd. (Semiconductors
& Semiconductor Equipment) 2,552,212
1,013,000
Cathay Pacific Airways Ltd.
(Transportation) 1,884,553
1,332,000
CK Asset Holdings Ltd.
(Real Estate Management &
Development) 8,113,240
1,581,900
Hongkong Land Holdings Ltd.
(Real Estate Management &
Development) 12,827,224
421,500
Johnson Electric Holdings Ltd.
(Automobiles & Components) 999,885
284,500
Power Assets Holdings Ltd.
(Utilities) 2,141,841
317,879 Prudential PLC (Insurance) 4,777,263
1,636,000
Swire Properties Ltd. (Real
Estate Management &
Development) 4,982,557
20,986,000
WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
22,580,269
111,235,309
Indonesia – 0.1%
87,600
Jardine Matheson Holdings Ltd.
(Capital Goods) 5,817,950

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Ireland – 0.3%
1,035,008 AIB Group PLC (Banks) $ 12,310,009
224,466
Bank of Ireland Group PLC
(Banks) 4,713,767
17,023,776
Israel – 0.2%
253,051
Bank Leumi Le-Israel BM
(Banks) 5,979,171
3,618
Elbit Systems Ltd. (Capital
Goods) 2,922,741
206,095
Israel Discount Bank Ltd., Class
A (Banks) 2,150,910
37,715
Plus500 Ltd. (Financial
Services) 1,987,469
13,711
Tower Semiconductor
Ltd. (Semiconductors &
Semiconductor Equipment)* 3,003,619
16,043,910
Italy – 2.3%
137,685
Azimut Holding SpA (Financial
Services) 5,848,173
48,318
Banca Generali SpA (Financial
Services) 3,650,288
762,533
Banca Mediolanum SpA
(Financial Services) 20,432,054
1,485,103 Banco BPM SpA (Banks) 27,115,312
13,711
Ferrari NV (Automobiles &
Components) 5,391,074
1,219,180
FinecoBank Banca Fineco SpA
(Banks) 33,401,734
590,074
Pirelli & C SpA (Automobiles
& Components)
(a)
4,494,964
9,135 Prysmian SpA (Capital Goods) 1,260,570
657,985 UniCredit SpA (Banks) 62,055,819
163,649,988
Ivory Coast – 0.1%
192,206
Endeavour Mining PLC
(Materials) 9,169,270
Japan – 24.1%
217,200
Advantest Corp.
(Semiconductors &
Semiconductor Equipment) 42,914,798
504,600 AGC, Inc. (Capital Goods) 19,029,991
277,600
Alps Alpine Co. Ltd.
(Technology Hardware &
Equipment) 3,802,553
593,200 Aozora Bank Ltd. (Banks) 11,256,389
345,100
Asahi Intecc Co. Ltd. (Health
Care Equipment & Services) 7,785,850
2,231,200
Astellas Pharma, Inc.
(Pharmaceuticals,
Biotechnology & Life Sciences) 30,645,098
475,800 Chiba Bank Ltd. (The) (Banks) 7,734,157
479,900
Chugai Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 20,823,510
311,300
Cosmo Energy Holdings Co.
Ltd. (Energy) 7,746,720
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
98,800
Credit Saison Co. Ltd.
(Financial Services) $ 2,798,730
298,400
Dai Nippon Printing Co. Ltd.
(Commercial & Professional
Services) 5,410,657
3,215,600
Daiichi Life Group, Inc.
(Insurance) 38,771,677
290,300
Daito Trust Construction Co.
Ltd. (Real Estate Management
& Development) 6,147,014
3,873,500
Daiwa Securities Group, Inc.
(Financial Services) 43,331,477
48,100 DIC Corp. (Materials) 1,322,749
294,200
East Japan Railway Co.
(Transportation) 6,769,114
4,534,400 ENEOS Holdings, Inc. (Energy) 37,447,487
640,000 FANUC Corp. (Capital Goods) 25,789,120
64,100
Fast Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 31,387,800
144,400
Food & Life Cos. Ltd.
(Consumer Services) 5,041,503
293,700
Fuji Electric Co. Ltd. (Capital
Goods) 25,630,998
330,200 Fujikura Ltd. (Capital Goods) 8,379,274
2,049,600
Fujitsu Ltd. (Software &
Services) 47,241,792
547,200
Fukuoka Financial Group, Inc.
(Banks) 25,012,657
123,200
Hachijuni Nagano Bank Ltd.
(Banks) 1,914,285
7,400
Hikari Tsushin, Inc. (Capital
Goods) 1,809,424
356,700
Hitachi Construction Machinery
Co. Ltd. (Capital Goods) 11,888,918
801,400 Hitachi Ltd. (Capital Goods) 26,262,323
309,000
Hoya Corp. (Health Care
Equipment & Services) 47,251,361
208,600
Hulic Co. Ltd. (Real Estate
Management & Development) 2,293,505
56,900
Ibiden Co. Ltd. (Technology
Hardware & Equipment) 5,692,438
168,400
Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 3,758,579
1,868,600
Isuzu Motors Ltd. (Automobiles
& Components) 27,878,677
450,600 ITOCHU Corp. (Capital Goods) 5,654,855
109,700 Iyogin Holdings, Inc. (Banks) 2,468,193
79,200
Japan Airlines Co. Ltd.
(Transportation) 1,460,809
769,500
Japan Post Bank Co. Ltd.
(Banks) 14,878,387
660,900
Japan Post Holdings Co. Ltd.
(Insurance) 9,777,594
361,100
Japan Tobacco, Inc. (Food,
Beverage & Tobacco) 16,100,326
298,300
JGC Holdings Corp. (Capital
Goods) 4,172,075

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
333,200 Kinden Corp. (Capital Goods) $ 14,663,605
99,600
Kioxia Holdings Corp.
(Semiconductors &
Semiconductor Equipment)* 27,762,149
85,700
Koito Manufacturing Co. Ltd.
(Automobiles & Components) 1,432,306
351,000 Kubota Corp. (Capital Goods) 5,954,889
1,939,100
Kyocera Corp. (Technology
Hardware & Equipment) 44,224,658
74,400
Kyoto Financial Group, Inc.
(Banks) 2,050,760
413,100
Kyushu Electric Power Co., Inc.
(Utilities) 4,576,748
42,700
Kyushu Railway Co.
(Transportation) 963,557
11,900
Lasertec Corp. (Semiconductors
& Semiconductor Equipment) 2,733,814
7,175,800
LY Corp. (Media &
Entertainment) 19,993,534
146,600
Mabuchi Motor Co. Ltd.
(Capital Goods) 1,518,598
138,700 Makita Corp. (Capital Goods) 4,467,583
750,600
Mitsubishi Chemical Group
Corp. (Materials) 5,523,553
507,600
Mitsubishi Electric Corp.
(Capital Goods) 18,285,336
170,300
Mitsubishi HC Capital, Inc.
(Financial Services) 1,567,987
100,400
Mitsubishi Materials Corp.
(Materials) 2,605,829
3,782,000
Mitsubishi UFJ Financial
Group, Inc. (Banks) 84,476,635
422,900
Mizuho Financial Group, Inc.
(Banks) 21,924,913
656,600
Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 29,917,559
322,800 Nabtesco Corp. (Capital Goods) 9,278,227
1,294,700
NEC Corp. (Software &
Services) 38,476,761
1,298,900 NGK Corp. (Capital Goods) 44,441,087
215,000
Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) 7,082,681
239,200
NIPPON EXPRESS
HOLDINGS, Inc.
(Transportation) 7,894,356
256,600
Nippon Yusen KK
(Transportation) 9,852,801
107,400
Nishi-Nippon Financial
Holdings, Inc. (Banks) 2,838,349
50,400
Nissan Chemical Corp.
(Materials) 2,342,724
1,301,900
Nomura Holdings, Inc.
(Financial Services) 12,595,226
327,000
Nomura Real Estate Holdings,
Inc. (Real Estate Management
& Development) 1,879,096
1,016,700 NSK Ltd. (Capital Goods) 7,241,901
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,001,900 NTN Corp. (Capital Goods) $ 2,422,240
29,325,500
NTT, Inc. (Telecommunication
Services) 28,108,898
177,800
Odakyu Electric Railway Co.
Ltd. (Transportation) 1,967,895
170,600
Olympus Corp. (Health Care
Equipment & Services) 1,949,853
1,260,800
ORIX Corp. (Financial
Services) 50,885,075
493,600
Panasonic Holdings Corp.
(Consumer Durables & Apparel) 13,052,002
252,000
Recruit Holdings Co. Ltd.
(Commercial & Professional
Services) 19,928,367
869,800
Renesas Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 17,434,061
277,500 Resona Holdings, Inc. (Banks) 3,763,125
19,700
Resonac Holdings Corp.
(Materials) 1,640,993
867,400
Ricoh Co. Ltd. (Technology
Hardware & Equipment) 8,511,782
99,200
Seiko Epson Corp. (Technology
Hardware & Equipment) 1,817,052
293,800
Seven & i Holdings Co. Ltd.
(Consumer Staples Distribution
& Retail) 3,895,824
343,800
Shin-Etsu Chemical Co. Ltd.
(Materials) 12,256,517
703,600
SoftBank Group Corp.
(Telecommunication Services) 21,915,387
236,900 Sojitz Corp. (Capital Goods) 7,914,950
1,174,700
Sompo Holdings, Inc.
(Insurance) 52,152,729
5,074,500
Sony Group Corp. (Consumer
Durables & Apparel) 118,585,349
1,675,500
Sumitomo Chemical Co. Ltd.
(Materials) 5,421,600
2,795,800
Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 37,002,686
21,600
Sumitomo Heavy Industries
Ltd. (Capital Goods) 698,262
24,300 SWCC Corp. (Capital Goods) 1,675,053
535,400
Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 7,654,006
2,251,500
TDK Corp. (Technology
Hardware & Equipment) 43,292,895
175,900
Tokio Marine Holdings, Inc.
(Insurance) 8,964,990
139,500
Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 46,640,053
34,800
Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 3,623,666

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
257,600
Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) $ 2,141,025
243,300
Toray Industries, Inc.
(Materials) 1,747,686
713,400 Tosoh Corp. (Materials) 11,998,304
59,600 TOTO Ltd. (Capital Goods) 2,586,591
1,337,200
Toyota Motor Corp.
(Automobiles & Components) 25,306,085
53,600 Tsugami Corp. (Capital Goods) 1,966,931
315,000
Unicharm Corp. (Household &
Personal Products) 1,998,032
77,100
Yamaguchi Financial Group,
Inc. (Banks) 1,425,674
680,200
Yamaha Corp. (Consumer
Durables & Apparel) 5,272,659
269,700
Yamaha Motor Co. Ltd.
(Automobiles & Components) 2,256,010
52,600
Yamaichi Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 2,730,675
2,053,600
Yokohama Financial Group, Inc.
(Banks) 23,375,735
1,690,030,803
Luxembourg – 0.3%
111,486 ArcelorMittal SA (Materials) 7,875,081
160,088
Eurofins Scientific
SE (Pharmaceuticals,
Biotechnology & Life Sciences) 12,624,671
20,499,752
Netherlands – 5.1%
5,862
Adyen NV (Financial
Services)*
(a)
5,962,924
13,159
Argenx SE (Pharmaceuticals,
Biotechnology & Life
Sciences)* 11,270,653
19,742
ASM International NV
(Semiconductors &
Semiconductor Equipment) 18,284,042
146,376
ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 241,219,771
59,560
BE Semiconductor Industries
NV (Semiconductors &
Semiconductor Equipment) 13,658,248
773,657
Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 30,654,032
82,146
Koninklijke BAM Groep NV
(Capital Goods) 1,101,627
212,487
Koninklijke Philips NV (Health
Care Equipment & Services) 5,598,582
163,424 NN Group NV (Insurance) 15,404,546
313,991 SBM Offshore NV (Energy) 11,726,285
54,565
Wolters Kluwer NV
(Commercial & Professional
Services) 4,283,827
359,164,537
Shares Description Value
a
Common Stocks – (continued)
New Zealand – 0.1%
152,079
Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) $ 3,637,245
Nigeria – 0.0%
195,739
Airtel Africa PLC
(Telecommunication Services)
(a)
883,546
Norway – 0.5%
357,584 DNB Bank ASA (Banks) 11,513,706
147,755 Frontline PLC (Energy) 5,858,753
936,360
Norwegian Air Shuttle ASA
(Transportation) 1,292,169
297,471
Orkla ASA (Food, Beverage &
Tobacco) 3,304,291
2,756,859 Var Energi ASA (Energy) 13,850,483
35,819,402
Portugal – 0.8%
6,375,978
Banco Comercial Portugues SA,
Class R (Banks) 7,855,893
8,670,316 EDP SA (Utilities) 44,646,099
73,513
Jeronimo Martins SGPS SA
(Consumer Staples Distribution
& Retail) 1,474,297
53,976,289
Singapore – 0.2%
320,200
AEM Holdings Ltd.
(Semiconductors &
Semiconductor Equipment) 2,059,831
332,900
City Developments Ltd.
(Real Estate Management &
Development) 2,035,994
393,800 Keppel Ltd. (Capital Goods) 3,517,012
1,035,900
Singapore Technologies
Engineering Ltd. (Capital
Goods) 8,139,883
19,096
STMicroelectronics
NV (Semiconductors &
Semiconductor Equipment) 1,016,316
16,769,036
Spain – 4.4%
202,382
Amadeus IT Group SA
(Consumer Services) 12,490,412
2,374,307
Banco Bilbao Vizcaya
Argentaria SA (Banks) 66,556,393
3,796,250 Banco Santander SA (Banks) 53,991,331
329,008 CaixaBank SA (Banks) 4,779,286
347,267 Enagas SA (Utilities) 6,769,143
81,962 Iberdrola SA (Utilities) 1,946,894
1,214,217
Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 79,244,253
529,169
Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) 9,197,033
495,464
Naturgy Energy Group SA
(Utilities)
(b)
16,528,621
233,361 Redeia Corp. SA (Utilities) 4,115,801

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
1,257,420 Repsol SA (Energy) $ 38,377,774
173,491
Solaria Energia y Medio
Ambiente SA (Utilities)* 3,357,275
3,555,427 Unicaja Banco SA (Banks)
(a)
13,671,516
311,025,732
Sweden – 2.6%
1,321,245
Assa Abloy AB, Class B
(Capital Goods) 49,025,833
1,122,849
Atlas Copco AB, Class A
(Capital Goods) 23,725,605
442,965
Atlas Copco AB, Class B
(Capital Goods) 8,184,908
111,285 Boliden AB (Materials) 5,599,594
157,166
Getinge AB, Class B (Health
Care Equipment & Services) 3,917,418
223,539
H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary Distribution &
Retail) 4,093,835
83,583
Hexagon AB, Class B
(Technology Hardware &
Equipment) 825,012
31,302
Industrivarden AB, Class C
(Financial Services) 1,791,219
421,483
Investor AB, Class A (Financial
Services) 17,885,021
247,103 Sandvik AB (Capital Goods) 9,240,352
505,784
Securitas AB, Class B
(Commercial & Professional
Services) 8,125,099
592,656 SSAB AB, Class B (Materials) 6,242,353
569,089
Svenska Handelsbanken AB,
Class A (Banks) 8,701,694
3,095,670
Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 30,451,132
35,891
Trelleborg AB, Class B (Capital
Goods) 1,595,501
179,404,576
Switzerland – 7.6%
671,615 ABB Ltd. (Capital Goods) 66,260,822
98,427
Accelleron Industries AG
(Capital Goods) 8,911,239
158,335
Avolta AG (Consumer
Discretionary Distribution &
Retail)* 9,505,533
522
Chocoladefabriken Lindt &
Spruengli AG (Food, Beverage
& Tobacco) 6,024,964
206,250
Cie Financiere Richemont SA
(Consumer Durables & Apparel) 48,745,526
14,167
Galenica AG (Health Care
Equipment & Services)
(a)
1,504,984
6,013
Inficon Holding AG
(Technology Hardware &
Equipment) 1,213,103
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
54,051
Logitech International SA
(Technology Hardware &
Equipment) $ 5,520,245
118,139
Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 82,340,317
538,383
Nestle SA (Food, Beverage &
Tobacco) 53,811,957
39,453
Partners Group Holding AG
(Financial Services) 32,885,224
87,597
Sandoz Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 7,140,719
283,797
SGS SA (Commercial &
Professional Services) 33,628,921
60,785
Sonova Holding AG (Health
Care Equipment & Services) 16,561,109
1,392,629
UBS Group AG (Financial
Services) 73,611,100
3,845
VAT Group AG (Capital
Goods)
(a)
2,877,899
109,125
Zurich Insurance Group AG
(Insurance) 83,123,588
533,667,250
United Kingdom – 11.4%
395,648
AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 67,117,727
739,894
Autotrader Group PLC (Media
& Entertainment)
(a)
5,224,532
632,173 Aviva PLC (Insurance) 5,916,639
91,699
Babcock International Group
PLC (Capital Goods) 1,392,041
592,286
BAE Systems PLC (Capital
Goods) 16,767,230
5,391,778 Barclays PLC (Banks) 37,060,597
638,242 Beazley PLC (Insurance) 11,092,672
138,539
Burberry Group PLC
(Consumer Durables &
Apparel)* 2,233,029
1,317,130 Centrica PLC (Utilities) 2,751,502
1,327,500
CK Hutchison Holdings Ltd.
(Capital Goods) 12,437,720
1,149,341
Compass Group PLC
(Consumer Services) 36,498,311
1,221,289
Convatec Group PLC (Health
Care Equipment & Services)
(a)
3,690,338
36,602 DCC Energy PLC (Energy) 3,129,684
504,354 easyJet PLC (Transportation) 4,293,835
20,693
Games Workshop Group PLC
(Consumer Durables & Apparel) 5,334,286
496,916
GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 25,685,588
3,067,589 Harbour Energy PLC (Energy) 9,950,955
482,218 Hiscox Ltd. (Insurance) 11,772,819
1,846,911 HSBC Holdings PLC (Banks) 39,330,564
144,792 ICG PLC (Financial Services) 3,696,821

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
100,055
IG Group Holdings PLC
(Financial Services) $ 1,968,798
1,596,163
Imperial Brands PLC (Food,
Beverage & Tobacco) 60,575,818
179,649
Intertek Group PLC
(Commercial & Professional
Services) 14,189,261
399,189
Investec PLC (Financial
Services) 3,493,778
1,189,802
ITV PLC (Media &
Entertainment) 1,192,857
100,557
Lancashire Holdings Ltd.
(Insurance) 816,788
45,519,353
Lloyds Banking Group PLC
(Banks) 70,355,531
964,361
Man Group PLC (Financial
Services) 3,948,628
503,091
Melrose Industries PLC (Capital
Goods) 3,094,655
3,276,627 National Grid PLC (Utilities) 52,445,238
6,997,891 NatWest Group PLC (Banks) 66,008,559
12,132
Next PLC (Consumer
Discretionary Distribution &
Retail) 2,429,532
671,606
Reckitt Benckiser Group
PLC (Household & Personal
Products) 47,400,217
1,755,393
Rolls-Royce Holdings PLC
(Capital Goods) 35,019,508
313,245
RS GROUP PLC (Capital
Goods) 2,982,681
1,000,819
Sage Group PLC (The)
(Software & Services) 13,183,760
458,660
Smiths Group PLC (Capital
Goods) 16,378,573
1,688,648
Standard Chartered PLC
(Banks) 49,929,307
440,491
Unilever PLC (Household &
Personal Products) 28,208,024
1,200,242
Vodafone Group PLC ADR
(Telecommunication Services) 18,939,819
797,938,222
United States – 5.8%
1,005,424 BP PLC ADR (Energy) 45,465,273
189,398
Haleon PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,869,358
274,307
InterContinental Hotels Group
PLC (Consumer Services) 44,357,409
119,450
Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 18,681,012
198,728
QIAGEN NV (Pharmaceuticals,
Biotechnology & Life Sciences) 8,177,444
307,461
Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 134,388,899
763,892
Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 65,780,054
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
107,229
Schneider Electric SE (Capital
Goods) $ 36,027,416
768,000 Shell PLC (Energy) 35,214,921
24,872
Spotify Technology SA (Media
& Entertainment)* 12,434,508
73,956 Tenaris SA (Energy) 2,121,771
404,518,065
TOTAL COMMON STOCKS
(Cost $5,900,848,066)
6,807,989,860
Shares Description Rate Value
a
Preferred Stocks – 0.6%
Germany – 0.6%
369,435
Henkel AG
& Co. KGaA
(Household
& Personal
Products) 2.73% 32,206,879
29,841
Sartorius AG
(Pharmaceuticals,
Biotechnology &
Life Sciences) 0.34 7,520,946
TOTAL PREFERRED STOCKS
(Cost $40,098,856)
39,727,825
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(c)
Goldman Sachs Central Government Fund -
Institutional Shares
19,134,297 3.760% 19,134,297
(Cost $19,134,297)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $5,960,081,219)
6,866,851,982
a
Securities Lending Reinvestment Vehicle – 0.2%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
14,391,000 3.571% 14,391,000
(Cost $14,391,000)
TOTAL INVESTMENTS – 98.3%
(Cost $5,974,472,219)
$ 6,881,242,982
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
121,477,033
NET ASSETS – 100.0%
$ 7,002,720,015
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 28.0%
Industrials 18.3
Information Technology 11.6
Health Care 10.7
Consumer Discretionary 10.0
Consumer Staples 5.8
Materials 4.6
Energy 4.1
Communication Services 3.1
Utilities 2.3
Real Estate 1.0
Investment Company 0.3
Securities Lending Reinvestment Vehicle 0.2
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At July 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 760 09/18/26 $ 55,852,614 $ 398,816
FTSE 100 Index 136 09/18/26 19,914,903 490,752
Hang Seng Index 29 08/28/26 4,796,108 133,268
MSCI Singapore Index 40 08/28/26 1,623,611 22,639
SPI 200 Index 55 09/17/26 8,652,521 143,853
TOPIX Index 116 09/10/26 29,064,706 (354,558)
Total Futures Contracts
$ 834,770

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 97.5%
Australia – 9.7%
12,173,841 AMP Ltd. (Financial Services) $ 18,343,283
301,707 Ampol Ltd. (Energy) 8,512,412
23,815,343
Aurizon Holdings Ltd.
(Transportation) 70,035,268
1,084,609
Capricorn Metals Ltd.
(Materials) 9,614,467
1,605,434
Challenger Ltd. (Financial
Services) 11,032,457
3,130,536
Charter Hall Group REIT
(Equity Real Estate Investment
Trusts (REITs)) 51,189,486
8,778,434
Charter Hall Retail REIT
(Equity Real Estate Investment
Trusts (REITs)) 24,812,073
1,675,261
Codan Ltd. (Technology
Hardware & Equipment) 47,052,772
44,196
Credit Corp. Group Ltd.
(Financial Services) 427,596
2,241,699
Deterra Royalties Ltd.
(Materials) 6,824,135
600,801
Dicker Data Ltd. (Technology
Hardware & Equipment) 5,288,447
4,055,764
Downer EDI Ltd. (Commercial
& Professional Services) 22,064,972
7,553,171 Dyno Nobel Ltd. (Materials) 19,992,621
432,838
Elsight Ltd. (Technology
Hardware & Equipment)* 1,704,742
124,609
GenusPlus Group Ltd. (Capital
Goods) 765,579
1,019,277
Harvey Norman Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 3,510,494
185,808
HUB24 Ltd. (Financial
Services) 11,064,084
522,291
JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 30,045,898
527,362 Medibank Pvt Ltd. (Insurance) 1,911,551
4,436,036
Metcash Ltd. (Consumer
Staples Distribution & Retail) 9,471,840
20,543,169
Mirvac Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 25,764,692
567,300
Monadelphous Group Ltd.
(Capital Goods) 11,614,942
33,432
Neuren Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 421,409
429,608 nib holdings Ltd. (Insurance) 2,260,610
1,238,374
NRW Holdings Ltd. (Capital
Goods) 6,066,738
4,402,923 Orica Ltd. (Materials) 71,924,517
5,523,084 Orora Ltd. (Materials) 5,638,014
11,025,519 Perenti Ltd. (Materials) 16,360,505
11,033,205 Perseus Mining Ltd. (Materials) 37,769,688
1,691,287
Qantas Airways Ltd.
(Transportation) 11,769,696
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
6,356,150
Region Group REIT (Equity
Real Estate Investment Trusts
(REITs)) $ 10,626,547
7,215,806
Regis Resources Ltd.
(Materials) 30,921,212
5,876,030
Resolute Mining Ltd.
(Materials)* 3,844,651
4,131,704
Sandfire Resources Ltd.
(Materials)* 54,692,935
2,157,907
Service Stream Ltd. (Capital
Goods) 3,688,344
58,768
SmartGroup Corp. Ltd.
(Commercial & Professional
Services) 529,213
1,532,397
Superloop Ltd.
(Telecommunication Services)* 3,434,494
72,599
Technology One Ltd. (Software
& Services) 1,583,430
7,048,713
TPG Telecom Ltd.
(Telecommunication Services) 17,696,326
3,622,126
Vicinity Ltd. REIT (Equity
Real Estate Investment Trusts
(REITs)) 6,807,230
669,255
Waypoint REIT Ltd. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,170,023
2,266,895
Westgold Resources Ltd.
(Materials) 7,556,386
2,884,749
Zip Co. Ltd. (Financial
Services)* 5,164,661
690,970,440
Austria – 0.4%
162,244
AT&S Austria Technologie &
Systemtechnik AG (Technology
Hardware & Equipment)* 24,846,278
Belgium – 1.4%
511,082
Aedifica SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 41,328,327
31,088 KBC Ancora (Banks) 3,176,478
3,501
Melexis NV (Semiconductors &
Semiconductor Equipment) 274,913
1,413,138 Umicore SA (Materials) 35,271,771
777,249
Warehouses De Pauw CVA
REIT (Equity Real Estate
Investment Trusts (REITs)) 20,002,493
100,053,982
China – 0.3%
1,207,500
AAC Technologies Holdings,
Inc. (Technology Hardware &
Equipment) 5,933,398
18,045,000
Nexteer Automotive Group Ltd.
(Automobiles & Components) 9,666,217
7,060,000
VSTECS Holdings Ltd.
(Technology Hardware &
Equipment) 8,442,506
24,042,121

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – 2.3%
101,746 AL Sydbank (Banks) $ 9,797,521
524,955
Bavarian Nordic A/S
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 14,389,974
63,316
Chemometec A/S
(Pharmaceuticals,
Biotechnology & Life Sciences) 4,225,886
559,232
GN Store Nord AS (Consumer
Durables & Apparel)* 8,437,024
160,867
H Lundbeck A/S
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,029,202
82,849 Jyske Bank A/S (Banks) 13,150,234
151,136 NKT A/S (Capital Goods)* 20,628,177
492,653
Pandora A/S (Consumer
Durables & Apparel) 61,694,252
70,497
Ringkjoebing Landbobank A/S
(Banks) 18,943,137
115,373
Royal Unibrew A/S (Food,
Beverage & Tobacco) 8,654,833
89,465
Zealand Pharma A/S
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 4,205,688
165,155,928
Finland – 0.8%
477,577 Huhtamaki OYJ (Materials) 17,031,868
243,022
Kalmar OYJ, Class B (Capital
Goods) 10,806,897
84,790
Konecranes OYJ (Capital
Goods) 2,645,091
3,337,251 Mandatum OYJ (Insurance) 22,864,129
402,132 Outokumpu OYJ (Materials) 2,421,737
55,769,722
France – 5.6%
890,500
Air France-KLM
(Transportation)* 12,437,676
49,116 Alten SA (Software & Services) 4,271,291
429,602 Arkema SA (Materials) 29,261,328
120,476
BioMerieux (Health Care
Equipment & Services) 9,602,909
102,323
Covivio SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 6,246,526
720,726 Edenred SE (Financial Services) 23,729,763
70,475
Elis SA (Commercial &
Professional Services) 2,021,499
28,989 Eurazeo SE (Financial Services) 1,593,977
1,153,466
Forvia SE (Automobiles &
Components)* 11,916,415
186,443
Gaztransport Et Technigaz SA
(Energy) 42,139,744
327,384
Gecina SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 28,362,266
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
209,733
Mercialys SA REIT (Equity
Real Estate Investment Trusts
(REITs)) $ 2,907,322
443,155 Nexans SA (Capital Goods) 67,502,022
479,875 SCOR SE (Insurance) 18,984,418
11,866
Sopra Steria Group (Software &
Services) 2,518,703
622,595
SPIE SA (Commercial &
Professional Services) 33,483,652
3,427,369
Valeo SE (Automobiles &
Components) 59,300,031
1,679,674 Vallourec SACA (Energy)* 40,498,788
30,911 Viridien (Energy)* 3,323,853
10,342
Vusion (Technology Hardware
& Equipment)
(a)
1,554,515
401,656,698
Georgia – 0.6%
228,006
Lion Finance Group PLC
(Banks) 35,815,458
115,031 TBC Bank Group PLC (Banks) 7,469,851
43,285,309
Germany – 4.6%
818,550
AIXTRON SE (Semiconductors
& Semiconductor Equipment) 34,527,444
1,584,131
Aroundtown SA (Real Estate
Management & Development)* 3,984,704
299,564
Aumovio SE (Automobiles &
Components)* 13,831,802
470,418
Bilfinger SE (Commercial &
Professional Services) 44,988,928
4,517,303
Deutsche Lufthansa AG
(Transportation) 47,400,225
29,181
Elmos Semiconductor
SE (Semiconductors &
Semiconductor Equipment) 4,931,107
40,765
flatexDEGIRO SE (Financial
Services) 1,716,416
467,452
Fresenius Medical Care AG
(Health Care Equipment &
Services) 23,990,531
28,422
Friedrich Vorwerk Group SE
(Energy) 2,158,811
365,716
GEA Group AG (Capital
Goods) 25,981,032
94,775
HelloFresh SE (Consumer
Staples Distribution & Retail)* 373,368
714,564
Jenoptik AG (Technology
Hardware & Equipment) 30,959,297
913,009 LANXESS AG (Materials) 17,439,886
17,025
Nemetschek SE (Software &
Services) 1,147,566
18,480 Salzgitter AG (Materials) 1,107,153
470,662
Scout24 SE (Media &
Entertainment)
(b)
40,351,593
47,088
Siltronic AG (Semiconductors
& Semiconductor Equipment)* 4,161,838
731,372
TeamViewer SE (Software &
Services)*
(b)
5,107,228

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
276,616 thyssenkrupp AG (Materials) $ 3,881,722
9,701
Wacker Chemie AG
(Materials)* 993,618
562,234
Zalando SE (Consumer
Discretionary Distribution &
Retail)*
(b)
18,337,388
327,371,657
Greece – 0.1%
130,386
Metlen Energy & Metals PLC
(Capital Goods) 6,953,108
Hong Kong – 1.3%
1,580,600
ASMPT Ltd. (Semiconductors
& Semiconductor Equipment) 30,331,029
140,000
Cowell e Holdings, Inc.
(Technology Hardware &
Equipment) 368,277
2,457,200
DFI Retail Group Holdings Ltd.
(Consumer Staples Distribution
& Retail) 9,715,142
7,427,000
Johnson Electric Holdings Ltd.
(Automobiles & Components) 17,618,377
5,912,500
Kerry Properties Ltd. (Real
Estate Management &
Development) 14,752,303
6,413,000
Luk Fook Holdings
International Ltd. (Consumer
Discretionary Distribution &
Retail) 20,102,600
7,848,000
Pacific Basin Shipping Ltd.
(Transportation) 3,279,181
96,166,909
Indonesia – 0.1%
8,756,000
First Pacific Co. Ltd. (Food,
Beverage & Tobacco) 6,249,784
135,700
First Resources Ltd. (Food,
Beverage & Tobacco) 358,706
6,608,490
Israel – 4.2%
180,531
Airport City Ltd. (Real Estate
Management & Development)* 3,252,210
447,254
Alony Hetz Properties &
Investments Ltd. (Real Estate
Management & Development) 4,644,769
1,074,079
Amot Investments Ltd.
(Real Estate Management &
Development) 6,526,225
166,780
Aryt Industries Ltd. (Capital
Goods) 1,376,692
9,729
Ayalon Holdings Ltd.
(Insurance) 448,358
17,130
Bet Shemesh Engines Holdings
1997 Ltd. (Capital Goods)* 4,650,714
14,040,093
Bezeq The Israeli
Telecommunication Corp. Ltd.
(Telecommunication Services) 33,640,499
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
26,887
Big Shopping Centers Ltd.
(Real Estate Management &
Development) $ 6,042,806
61,288
Camtek Ltd. (Semiconductors &
Semiconductor Equipment)* 8,474,736
114,659
Clal Insurance Enterprises
Holdings Ltd. (Insurance) 8,677,121
222,430 Delek Group Ltd. (Energy) 5,872,223
100,124
Doral Group Renewable Energy
Resources Ltd. (Utilities)* 2,256,299
854,481
El Al Israel Airlines
(Transportation) 3,794,304
6,883 Elco Ltd. (Capital Goods) 332,716
116,913
Energix-Renewable Energies
Ltd. (Utilities) 847,209
17,241
Fattal Holdings 1998 Ltd.
(Consumer Services)* 3,818,356
430,630
First International Bank Of
Israel Ltd. (The) (Banks) 33,254,826
16,593
Fox Wizel Ltd. (Consumer
Discretionary Distribution &
Retail) 1,641,114
209,250
G City Ltd. (Real Estate
Management & Development) 792,701
35,698
Gilat Satellite Networks Ltd.
(Technology Hardware &
Equipment)* 393,177
97,591
Israel Canada T.R Ltd.
(Real Estate Management &
Development) 498,522
61,310 Israel Corp. Ltd. (Materials) 1,603,279
29,032
Matrix IT Ltd. (Software &
Services) 822,635
20,302
Mega Or Holdings Ltd.
(Real Estate Management &
Development) 3,297,415
35,804
Meitav Investment House Ltd.
(Financial Services) 1,549,209
60,188
Melisron Ltd. (Real Estate
Management & Development) 7,903,108
31,508
Menora Mivtachim Holdings
Ltd. (Insurance) 4,927,028
1,024,271
Migdal Insurance & Financial
Holdings Ltd. (Insurance)* 5,818,097
2,832,050
Mivne Real Estate KD Ltd.
(Real Estate Management &
Development) 12,497,260
8,661
Nayax Ltd. (Technology
Hardware & Equipment)* 587,784
117,357
Next Vision Stabilized Systems
Ltd. (Technology Hardware &
Equipment) 9,119,021
54,006
Nice Ltd. ADR (Software &
Services)* 5,335,253
1,167,851 Oil Refineries Ltd. (Energy) 744,307
1
Orion Retail Properties Ltd.
(Equity Real Estate Investment
Trusts (REITs))* 1

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
21,528
OY Nofar Energy Ltd.
(Utilities)* $ 1,265,815
59,750
Partner Communications Co.
Ltd. (Telecommunication
Services) 734,750
2,431
Paz Retail And Energy Ltd.
(Energy) 686,395
1,033,348
Plus500 Ltd. (Financial
Services) 54,454,393
4,438
Qualitau Ltd. (Semiconductors
& Semiconductor Equipment) 728,164
21,840
Shapir Engineering and Industry
Ltd. (Capital Goods) 326,860
1,993,167
Shufersal Ltd. (Consumer
Staples Distribution & Retail) 28,511,529
356,690
Strauss Group Ltd. (Food,
Beverage & Tobacco) 13,508,393
278,536
Tel Aviv Stock Exchange Ltd.
(Financial Services) 10,728,374
34,972
Turpaz Industries Ltd.
(Materials) 734,349
5,952
YH Dimri Construction &
Development Ltd. (Real Estate
Management & Development) 702,076
297,821,072
Italy – 2.3%
3,469,898
Amplifon SpA (Health Care
Equipment & Services) 48,575,855
750,294
Azimut Holding SpA (Financial
Services) 31,868,754
179,563
Banca Generali SpA (Financial
Services) 13,565,477
295,440
Brembo NV (Automobiles &
Components) 3,617,666
8,062
Danieli & C Officine
Meccaniche SpA (Capital
Goods) 605,386
653,846
De' Longhi SpA (Consumer
Durables & Apparel) 30,691,107
16,871 Maire SpA (Capital Goods) 252,127
2,738,484
Pirelli & C SpA (Automobiles
& Components)
(b)
20,860,749
67,226
Reply SpA (Software &
Services) 8,531,115
137,082
Technogym SpA (Consumer
Durables & Apparel)
(b)
2,144,714
160,712,950
Japan – 37.0%
845,600 77 Bank Ltd. (The) (Banks) 18,321,159
3,370,000
Acom Co. Ltd. (Financial
Services) 10,032,619
483,600 AGC, Inc. (Capital Goods) 18,238,018
321,100
Aichi Financial Group, Inc.
(Banks) 3,461,248
3,263,500
Alps Alpine Co. Ltd.
(Technology Hardware &
Equipment) 44,703,280
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
826,500
ALSOK Co. Ltd. (Commercial
& Professional Services) $ 6,075,200
266,900
Amada Co. Ltd. (Capital
Goods) 4,578,981
35,300
Amano Corp. (Technology
Hardware & Equipment) —
877,300 Aozora Bank Ltd. (Banks) 16,647,387
529,100
Asahi Diamond Industrial Co.
Ltd. (Capital Goods) 3,611,647
2,002,500
Asahi Intecc Co. Ltd. (Health
Care Equipment & Services) 45,178,688
294,700
Bank of Nagoya Ltd. (The)
(Banks) 11,893,361
20,800
BIPROGY, Inc. (Software &
Services) —
2,382,100
Brother Industries Ltd.
(Technology Hardware &
Equipment) 59,321,916
23,000
BuySell Technologies Co.
Ltd. (Consumer Discretionary
Distribution & Retail) 424,837
5,400
C Uyemura & Co. Ltd.
(Materials) 749,433
65,300
Capcom Co. Ltd. (Media &
Entertainment) 1,640,360
1,406,700
Casio Computer Co. Ltd.
(Consumer Durables & Apparel) 15,457,444
286,800 Chiba Bank Ltd. (The) (Banks) 4,661,951
1,200,200
Chugin Financial Group, Inc.
(Banks) 24,730,584
2,038,100
Citizen Watch Co. Ltd.
(Technology Hardware &
Equipment) 26,981,116
26,000 CKD Corp. (Capital Goods) 948,814
86,600
Coca-Cola Bottlers Japan
Holdings, Inc. (Food, Beverage
& Tobacco) 2,081,079
1,789,200
Cosmo Energy Holdings Co.
Ltd. (Energy) 44,524,354
57,200
Cosmos Pharmaceutical Corp.
(Consumer Staples Distribution
& Retail) 2,307,160
1,076,800
Credit Saison Co. Ltd.
(Financial Services) 30,502,763
1,837,200
Dai Nippon Printing Co. Ltd.
(Commercial & Professional
Services) 33,312,529
163,400 Daido Steel Co. Ltd. (Materials) 2,296,684
779,500
Daishi Hokuetsu Financial
Group, Inc. (Banks) 11,197,432
1,118,800
Daito Trust Construction Co.
Ltd. (Real Estate Management
& Development) 23,690,250
99,200
DeNA Co. Ltd. (Media &
Entertainment) —
1,028,300
Dexerials Corp. (Technology
Hardware & Equipment) 20,757,114
460,300 DIC Corp. (Materials) 12,658,239

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
46,900
Dowa Holdings Co. Ltd.
(Materials) $ 2,392,893
137,200
EDION Corp. (Consumer
Discretionary Distribution &
Retail) 2,085,030
52,000
EXEO Group, Inc. (Capital
Goods) 849,101
53,100
Ezaki Glico Co. Ltd. (Food,
Beverage & Tobacco) 1,686,731
1,426,100
Food & Life Cos. Ltd.
(Consumer Services) 49,790,083
492,600 Fuji Corp. (Capital Goods) 22,007,564
16,500
Fuji Oil Co. Ltd. (Food,
Beverage & Tobacco) 411,087
453,800
Fujita Kanko, Inc. (Consumer
Services) 5,720,337
991,500
Fukuoka Financial Group, Inc.
(Banks) 45,321,728
18,200
Fukuyama Transporting Co.
Ltd. (Transportation) 678,346
310,200
Furuya Metal Co. Ltd.
(Technology Hardware &
Equipment) 12,664,794
150,800
Fuso Chemical Co. Ltd.
(Materials) 3,451,900
939,200
H2O Retailing Corp. (Consumer
Staples Distribution & Retail) 16,802,225
769,600
Hachijuni Nagano Bank Ltd.
(Banks) 11,958,068
149,400
Hakuhodo DY Holdings, Inc.
(Media & Entertainment) 1,219,319
1,241,500
Hamamatsu Photonics KK
(Technology Hardware &
Equipment) 17,675,343
274,200
Hazama Ando Corp. (Capital
Goods) 3,124,039
3,900
Hikari Tsushin, Inc. (Capital
Goods) 953,615
489,800 Hirogin Holdings, Inc. (Banks) 6,703,536
63,000
Hirose Electric Co. Ltd.
(Technology Hardware &
Equipment) 10,616,056
1,438,300
Hitachi Construction Machinery
Co. Ltd. (Capital Goods) 47,938,969
26,800
Hosiden Corp. (Technology
Hardware & Equipment) 475,864
2,279,000
Hulic Co. Ltd. (Real Estate
Management & Development) 25,057,033
337,700
Hyakugo Bank Ltd. (The)
(Banks) 4,221,516
35,300
Hyakujushi Bank Ltd. (The)
(Banks) 621,980
1,706,500
Idemitsu Kosan Co. Ltd.
(Energy) 13,970,316
544
Industrial & Infrastructure Fund
Investment Corp. REIT (Equity
Real Estate Investment Trusts
(REITs)) 481,339
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
48,382
Invincible Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) $ 18,541,237
1,189,700
Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 26,553,337
16,800
Itoki Corp. (Commercial &
Professional Services) 307,792
110,500
J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 2,056,157
302,200
Japan Elevator Service Holdings
Co. Ltd. (Commercial &
Professional Services) 3,202,835
34,803
Japan Hotel REIT Investment
Corp. REIT (Equity Real Estate
Investment Trusts (REITs)) 17,734,429
168,900
Japan Post Insurance Co. Ltd.
(Insurance) 1,859,776
941,400
JGC Holdings Corp. (Capital
Goods) 13,166,581
858,000
JTEKT Corp. (Automobiles &
Components) 11,748,768
1,294,900
JVCKenwood Corp. (Consumer
Durables & Apparel) 9,101,572
7,300 Kaneka Corp. (Materials) 259,707
121,600
Kanto Denka Kogyo Co. Ltd.
(Materials) 1,983,849
75,600
Kawasaki Kisen Kaisha Ltd.
(Transportation) 1,347,104
64,443
KDX Realty Investment Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 62,983,634
42,200
Keihan Holdings Co. Ltd.
(Capital Goods) —
292,500
Kikkoman Corp. (Food,
Beverage & Tobacco) 3,012,448
704,400 Kinden Corp. (Capital Goods) 30,999,529
679,000
Kobe Bussan Co. Ltd.
(Consumer Staples Distribution
& Retail) 11,871,409
247,800
Koei Tecmo Holdings Co. Ltd.
(Media & Entertainment) 2,508,827
1,113,500
Koito Manufacturing Co. Ltd.
(Automobiles & Components) 18,609,954
6,919,800
Konica Minolta, Inc.
(Technology Hardware &
Equipment) 25,282,358
2,473,700
K's Holdings Corp. (Consumer
Discretionary Distribution &
Retail) 29,301,881
457,500 Kuraray Co. Ltd. (Materials) 5,247,283
105,700
Kusuri no Aoki Holdings
Co. Ltd. (Consumer Staples
Distribution & Retail) 2,670,651
1,354,300
Kyoritsu Maintenance Co. Ltd.
(Consumer Services) 29,432,190
202,200
Kyoto Financial Group, Inc.
(Banks) 5,573,437

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,393,100
Kyushu Electric Power Co., Inc.
(Utilities) $ 15,434,198
142,600
Kyushu Financial Group, Inc.
(Banks) 1,310,752
70,600
Kyushu Railway Co.
(Transportation) 1,593,141
7,256
LaSalle Logiport REIT (Equity
Real Estate Investment Trusts
(REITs)) 6,941,002
118,100 Lintec Corp. (Materials) 4,527,399
3,294,100
Mabuchi Motor Co. Ltd.
(Capital Goods) 34,122,868
198,500 Makita Corp. (Capital Goods) 6,393,765
63,300
Matsuda Sangyo Co. Ltd.
(Commercial & Professional
Services) 2,128,253
246,500
Matsui Securities Co. Ltd.
(Financial Services) 1,614,727
85,200
MEIJI Holdings Co. Ltd. (Food,
Beverage & Tobacco) 2,028,992
52,500
Meiko Electronics Co. Ltd.
(Technology Hardware &
Equipment) 6,594,509
135,400
MEITEC Group Holdings, Inc.
(Commercial & Professional
Services) 2,834,216
139,700
Metaplanet, Inc. (Consumer
Services)* 203,436
2,298,900
Mitsubishi Chemical Group
Corp. (Materials) 16,917,262
13,300
Mitsubishi Gas Chemical Co.,
Inc. (Materials) 343,543
1,693,600
Mitsubishi HC Capital, Inc.
(Financial Services) 15,593,322
116,400
Mitsubishi Kakoki Kaisha Ltd.
(Capital Goods) 2,273,856
656,400
Mitsubishi Materials Corp.
(Materials) 17,036,518
207,800
Mitsui High-Tec, Inc.
(Semiconductors &
Semiconductor Equipment) 1,161,269
30,800
Mitsui-Soko Holdings Co. Ltd.
(Transportation) 695,191
12,900
Monogatari Corp. (The)
(Consumer Services) 443,160
26,800
Musashino Bank Ltd. (The)
(Banks) 427,632
975,600 Nabtesco Corp. (Capital Goods) 28,041,630
18,600
Nachi-Fujikoshi Corp. (Capital
Goods) 629,021
309,600
Nagoya Railroad Co. Ltd.
(Transportation) 3,680,292
61,800
Namura Shipbuilding Co. Ltd.
(Capital Goods) 1,657,356
199,700 Nanto Bank Ltd. (The) (Banks) 2,132,455
2,015,300 NGK Corp. (Capital Goods) 68,952,285
717,400
NHK Spring Co. Ltd.
(Automobiles & Components) 15,904,448
68,000 Nichias Corp. (Capital Goods) 1,409,386
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
636,500
Nichicon Corp. (Technology
Hardware & Equipment) $ 11,311,132
77,700
Nikkon Holdings Co. Ltd.
(Transportation)
(a)
2,452,442
34,000
Nikon Corp. (Consumer
Durables & Apparel) 404,000
1,443,900
Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) 47,565,970
431,600
NIPPON EXPRESS
HOLDINGS, Inc.
(Transportation) 14,244,165
695,300
Nippon Light Metal Holdings
Co. Ltd. (Materials) 11,696,418
835,300
Nippon Shinyaku Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 17,767,419
323,300
Nippon Shokubai Co. Ltd.
(Materials) 4,349,068
1,006,700
Nippon Television Holdings,
Inc. (Media & Entertainment) 18,382,723
84,800
Nippon Thompson Co. Ltd.
(Capital Goods) 925,399
847,500
Nipro Corp. (Health Care
Equipment & Services) 8,645,841
5,300
Nishimatsu Construction Co.
Ltd. (Capital Goods) 175,635
539,000
Nishi-Nippon Financial
Holdings, Inc. (Banks) 14,244,603
299,700
Nissan Chemical Corp.
(Materials) 13,930,841
1,527,500
Nissui Corp. (Food, Beverage &
Tobacco) 12,045,207
282,900
Nitto Boseki Co. Ltd. (Capital
Goods)
(a)
4,858,874
874,700
Nojima Corp. (Consumer
Discretionary Distribution &
Retail) 7,161,558
535,600
NOK Corp. (Automobiles &
Components) 10,121,427
2,491,500
Nomura Real Estate Holdings,
Inc. (Real Estate Management
& Development) 14,317,333
49,000
Noritake Co. Ltd. (Capital
Goods) 1,028,949
735,400
Noritsu Koki Co. Ltd.
(Consumer Durables & Apparel) 8,945,242
668,100
North Pacific Bank Ltd.
(Banks) 4,789,933
651,900
NS United Kaiun Kaisha Ltd.
(Transportation)
(a)
32,701,402
7,987,200 NSK Ltd. (Capital Goods) 56,892,408
10,794,700 NTN Corp. (Capital Goods) 26,097,770
56,200
Odakyu Electric Railway Co.
Ltd. (Transportation) 622,023
76,200 Oita Bank Ltd. (The) (Banks) 1,212,055
827,600 Oji Holdings Corp. (Materials) 4,550,803
391,400
Okamura Corp. (Commercial &
Professional Services) 5,713,730

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,671,000
Okasan Securities Group, Inc.
(Financial Services) $ 11,554,634
1,023,400
Olympus Corp. (Health Care
Equipment & Services) 11,696,834
144,100
Omron Corp. (Technology
Hardware & Equipment) 4,818,624
1,004,300
Ono Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 15,009,258
214,800
Oracle Corp. Japan (Software &
Services) 12,068,245
219,200
Orient Corp. (Financial
Services) 1,237,963
249,600 OSG Corp. (Capital Goods)
(a)
5,694,530
51,200
Penta-Ocean Construction Co.
Ltd. (Capital Goods) 476,566
353,100
Persol Holdings Co. Ltd.
(Commercial & Professional
Services) 585,448
385,700
Pigeon Corp. (Household &
Personal Products) 4,888,565
310,000
Raito Kogyo Co. Ltd. (Capital
Goods) 7,303,585
1,861,000
Rakuten Group, Inc. (Consumer
Discretionary Distribution &
Retail)* 9,703,537
718,800 Rengo Co. Ltd. (Materials) 6,718,710
1,403,300
Resorttrust, Inc. (Consumer
Services) 15,739,543
5,103,400
Ricoh Co. Ltd. (Technology
Hardware & Equipment) 50,079,578
354,000
Rohto Pharmaceutical Co.
Ltd. (Household & Personal
Products) 5,301,581
12,900
Rorze Corp. (Semiconductors &
Semiconductor Equipment) 310,671
520,500
Round One Corp. (Consumer
Services) 3,955,058
218,900 Sankyu, Inc. (Transportation) 12,948,545
605,900
Sanrio Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 4,845,905
77,900
Sansan, Inc. (Software &
Services) 990,060
1,118,700
Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 13,207,604
38,400
Sanyo Denki Co. Ltd. (Capital
Goods) 1,299,934
2,784,500
Sawai Group Holdings
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 28,761,898
216,900
SBI Holdings, Inc. (Financial
Services) 4,094,701
3,368,000
Seiko Epson Corp. (Technology
Hardware & Equipment) 61,691,842
981,900
Seino Holdings Co. Ltd.
(Transportation)
(a)
16,213,181
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,706
Sekisui House Reit, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) $ 811,376
177,500
Senshu Ikeda Holdings, Inc.
(Banks) 1,040,563
72,400
Seria Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 1,754,203
73,300 Shiga Bank Ltd. (The) (Banks) 1,089,141
882,500
Shikoku Electric Power Co.,
Inc. (Utilities) 9,157,909
14,000
Shimadzu Corp. (Technology
Hardware & Equipment) 356,055
646,900
Shimamura Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 13,620,659
17,600 Shimizu Corp. (Capital Goods) 259,263
25,700 Sojitz Corp. (Capital Goods) 858,650
783,000
Stanley Electric Co. Ltd.
(Automobiles & Components) 17,062,134
10,552,000
Sumitomo Chemical Co. Ltd.
(Materials) 34,144,269
294,900
Sumitomo Heavy Industries
Ltd. (Capital Goods) 9,533,211
391,400
Sumitomo Osaka Cement Co.
Ltd. (Materials) 13,231,616
86,700
Sumitomo Pharma Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 675,666
1,950,500
Sundrug Co. Ltd. (Consumer
Staples Distribution & Retail) 46,339,776
502,700 Suruga Bank Ltd. (Banks) 8,140,939
147,900 SWCC Corp. (Capital Goods) 10,195,076
147,500 T&D Holdings, Inc. (Insurance) 4,648,586
186,600
Taiheiyo Cement Corp.
(Materials) 4,725,214
202,100 Taikisha Ltd. (Capital Goods) 5,295,981
1,687,400
Takashimaya Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 24,122,843
39,500
Tamura Corp. (Technology
Hardware & Equipment) 196,241
37,500 THK Co. Ltd. (Capital Goods) 1,543,106
50,300
Timee, Inc. (Commercial &
Professional Services)* 463,860
168,100 TIS, Inc. (Software & Services) 4,030,092
205,300
Tobu Railway Co. Ltd.
(Transportation) 3,982,310
79,600 Toho Bank Ltd. (The) (Banks) 424,841
1,153,400
Tohoku Electric Power Co., Inc.
(Utilities) 8,475,497
2,590,100
Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 12,935,735
515,800
Tokyo Century Corp. (Financial
Services) 8,428,749
192,000
Tokyo Seimitsu Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 19,992,642

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
26,300
TOPPAN Holdings, Inc.
(Commercial & Professional
Services) $ 737,475
3,387,500
Toray Industries, Inc.
(Materials) 24,333,274
2,199,700 Tosoh Corp. (Materials) 36,995,610
194,700 TOTO Ltd. (Capital Goods) 8,449,819
111,600
Towa Corp. (Semiconductors &
Semiconductor Equipment) 1,810,028
286,000
Toyo Engineering Corp.
(Capital Goods)*
(a)
3,431,598
371,500
Toyo Seikan Group Holdings
Ltd. (Materials) 9,439,435
23,900 Toyobo Co. Ltd. (Materials) 224,824
135,000
Toyoda Gosei Co. Ltd.
(Automobiles & Components) 4,660,667
158,000
Trend Micro, Inc. (Software &
Services) 6,366,114
45,200
Tri Chemical Laboratories,
Inc. (Semiconductors &
Semiconductor Equipment) 904,406
109,900
Trial Holdings, Inc. (Consumer
Staples Distribution & Retail)
(a)
2,160,797
10,700
Tsuburaya Fields Holdings, Inc.
(Consumer Durables & Apparel) 161,800
391,500 Tsugami Corp. (Capital Goods) 14,366,672
1,216,800
Tsumura & Co.
(Pharmaceuticals,
Biotechnology & Life Sciences) 29,119,466
97,700
TV Asahi Holdings Corp.
(Media & Entertainment) 1,915,239
476,700 UACJ Corp. (Materials) 6,958,079
1,716,600 UBE Corp. (Materials) 33,994,024
41,300
Ulvac, Inc. (Semiconductors &
Semiconductor Equipment) 2,178,234
1,810,400
Unicharm Corp. (Household &
Personal Products) 11,483,290
535,000 Ushio, Inc. (Capital Goods) 12,415,819
1,643,400
UT Group Co. Ltd.
(Commercial & Professional
Services) 1,892,634
78,500
WingArc1st, Inc. (Software &
Services) 1,575,516
891,900
Yamaguchi Financial Group,
Inc. (Banks) 16,492,326
3,639,500
Yamaha Corp. (Consumer
Durables & Apparel) 28,212,057
30,800
Yamaichi Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 1,598,951
36,400
Yamanashi Chuo Bank Ltd.
(The) (Banks) 1,448,977
80,500
Yokohama Financial Group, Inc.
(Banks) 916,316
35,100
Yokowo Co. Ltd. (Technology
Hardware & Equipment) 864,235
451,700
Zenkoku Hosho Co. Ltd.
(Financial Services) 8,886,088
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,681,000 Zeon Corp. (Materials) $ 23,573,531
2,641,701,562
Luxembourg – 0.0%
48,160 APERAM SA (Materials) 2,543,948
Netherlands – 1.5%
126,235
AMG Critical Materials NV
(Materials) 4,321,212
511,449 Fugro NV (Capital Goods) 4,999,614
2,292,103
Koninklijke BAM Groep NV
(Capital Goods) 30,738,470
141,304
Koninklijke Heijmans N.V
(Capital Goods) 15,286,081
1,511,523
Pharming Group NV
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 1,534,014
171,911
Randstad NV (Commercial &
Professional Services) 7,267,697
913,393 SBM Offshore NV (Energy) 34,111,509
156,715
Van Lanschot Kempen NV
(Financial Services) 11,777,193
110,035,790
Norway – 1.5%
26,086
Aker ASA, Class A (Capital
Goods) 3,509,155
5,357,514 Aker Solutions ASA (Energy) 23,850,539
1,283,092 DOF Group ASA (Energy) 16,855,178
352,280 Frontline PLC (Energy) 13,968,539
15,454,012
Norwegian Air Shuttle ASA
(Transportation) 21,326,411
418,069 Storebrand ASA (Insurance) 8,898,740
225,990 TGS ASA (Energy) 3,062,529
493,173
Vend Marketplaces ASA, Class
B (Media & Entertainment) 12,510,742
103,981,833
Singapore – 1.2%
1,223,800
AEM Holdings Ltd.
(Semiconductors &
Semiconductor Equipment) 7,872,645
1,495,500
City Developments Ltd.
(Real Estate Management &
Development) 9,146,378
58,291 Kenon Holdings Ltd. (Utilities) 3,974,462
6,116,900
Keppel DC REIT (Equity
Real Estate Investment Trusts
(REITs)) 10,636,962
2,546,600
Sheng Siong Group Ltd.
(Consumer Staples Distribution
& Retail) 6,627,773
3,801,600
Suntec Real Estate Investment
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 4,386,384
1,620,800
UOL Group Ltd. (Real Estate
Management & Development) 12,506,625
2,370,000
Venture Corp. Ltd. (Technology
Hardware & Equipment) 29,529,699

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
8,918,200
Yangzijiang Financial Holding
Ltd. (Financial Services)* $ 1,461,905
86,142,833
Spain – 1.1%
723,023
Colonial SFL Socimi SA REIT
(Equity Real Estate Investment
Trusts (REITs)) 4,628,016
305,035
Logista Integral SA
(Transportation) 13,013,296
2,165,411
Merlin Properties Socimi SA
REIT (Equity Real Estate
Investment Trusts (REITs)) 37,635,154
651,593
Neinor Homes SA (Consumer
Durables & Apparel)*
(b)
11,932,933
139,436
Pharma Mar SA
(Pharmaceuticals,
Biotechnology & Life
Sciences)* 12,715,379
12,573
Viscofan SA (Food, Beverage &
Tobacco) 833,091
80,757,869
Sweden – 3.6%
528,156
AAK AB (Food, Beverage &
Tobacco) 11,396,693
62,251
Ambea AB (Health Care
Equipment & Services)
(b)
943,596
2,005,595
Betsson AB, Class B (Consumer
Services) 19,384,724
27,051
BioArctic AB (Pharmaceuticals,
Biotechnology & Life
Sciences)
(b)
923,614
83,654
Clas Ohlson AB, Class B
(Consumer Discretionary
Distribution & Retail) 3,685,661
166,385
Dometic Group AB
(Automobiles &
Components)*
(b)
415,633
294,382
Elekta AB, Class B (Health
Care Equipment & Services) 1,497,639
1,801,288
Fastighets AB Balder, Class B
(Real Estate Management &
Development)* 9,858,862
1,197,625
Getinge AB, Class B (Health
Care Equipment & Services) 29,851,228
156,455 Granges AB (Materials) 2,946,521
2,358,441
Hexatronic Group AB (Capital
Goods)* 9,394,694
2,286,038 Hexpol AB (Materials) 21,278,368
208,533 Holmen AB, Class B (Materials) 7,071,998
178,392 Indutrade AB (Capital Goods) 4,478,902
354,974
Lagercrantz Group AB, Class
B (Technology Hardware &
Equipment) 8,347,093
360,018
Loomis AB (Commercial &
Professional Services) 19,867,420
773,003
Mycronic AB (Technology
Hardware & Equipment) 25,541,581
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
92,020
NCC AB, Class B (Capital
Goods) $ 1,642,594
13,433
Nordnet AB publ (Financial
Services) 514,607
171,406 Norion Bank AB (Banks)* 1,053,629
1,372,347
Securitas AB, Class B
(Commercial & Professional
Services) 22,045,884
1,338,011 SSAB AB, Class A (Materials) 14,086,394
308,290 SSAB AB, Class B (Materials) 3,247,170
1,145,666
Sweco AB, Class B (Capital
Goods) 16,174,261
474,097
Trelleborg AB, Class B (Capital
Goods) 21,075,543
256,724,309
Switzerland – 5.2%
351,761
Accelleron Industries AG
(Capital Goods) 31,847,221
1,088,273
Adecco Group AG (Commercial
& Professional Services) 30,418,580
785,622
Avolta AG (Consumer
Discretionary Distribution &
Retail)* 47,164,275
109,649
Bachem Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 10,192,981
29,566
Burckhardt Compression
Holding AG (Capital Goods) 17,722,473
282,661
Cembra Money Bank AG
(Financial Services) 31,426,051
620,397 Clariant AG (Materials)* 7,049,815
4,802
Comet Holding AG (Technology
Hardware & Equipment) 1,948,371
681,240
EFG International AG
(Financial Services)* 13,554,014
303,802
Galenica AG (Health Care
Equipment & Services)
(b)
32,273,397
308,034
Georg Fischer AG (Capital
Goods) 19,751,306
9,998
Huber + Suhner AG (Capital
Goods) 2,356,691
36,032
Inficon Holding AG
(Technology Hardware &
Equipment) 7,269,340
140,456
PSP Swiss Property AG
(Real Estate Management &
Development) 25,340,509
195,119
R&S Group Holding AG
(Capital Goods)* 5,055,135
505,398
Swissquote Group Holding SA
(Financial Services) 26,330,934
223,585
Tecan Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 51,670,059
69,876
Temenos AG (Software &
Services) 5,812,613
101,532 TORM PLC, Class A (Energy) 3,099,843
7,461
Vontobel Holding AG (Financial
Services) 798,419

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
8,464
VZ Holding AG (Financial
Services) $ 1,623,890
372,705,917
United Kingdom – 11.7%
544,402
AJ Bell PLC (Financial
Services) 4,304,970
1,743,613
Autotrader Group PLC (Media
& Entertainment)
(b)
12,311,981
3,864,779
B&M European Value Retail
PLC (Consumer Discretionary
Distribution & Retail) 11,617,698
1,170,254
Balfour Beatty PLC (Capital
Goods) 13,642,523
729,416
Barratt Redrow PLC (Consumer
Durables & Apparel) 2,898,858
3,712,014 Beazley PLC (Insurance) 64,514,952
580,866
Big Yellow Group PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 6,954,336
396,067
British Land Co. PLC (The)
REIT (Equity Real Estate
Investment Trusts (REITs)) 2,368,335
63,401 Bunzl PLC (Capital Goods) 2,392,573
1,577,257
Burberry Group PLC
(Consumer Durables &
Apparel)* 25,422,878
939,057
Coats Group PLC (Consumer
Durables & Apparel) 1,017,648
15,026,133
Convatec Group PLC (Health
Care Equipment & Services)
(b)
45,404,083
10,870
Cranswick PLC (Food,
Beverage & Tobacco) 783,778
133,211
Croda International PLC
(Materials) 5,767,045
5,938,803
Currys PLC (Consumer
Discretionary Distribution &
Retail) 13,445,283
285,799 Diploma PLC (Capital Goods) 28,303,510
514,119 Drax Group PLC (Utilities) 5,110,169
3,142,178 easyJet PLC (Transportation) 26,751,037
1,780,410
Entain PLC (Consumer
Services) 13,034,611
1,557,100 Firstgroup PLC (Transportation) 3,869,786
58,734
Games Workshop Group PLC
(Consumer Durables & Apparel) 15,140,576
168,597
Greggs PLC (Consumer
Services) 4,267,434
1,073,141 Hiscox Ltd. (Insurance) 26,199,551
1,446,458 ICG PLC (Financial Services) 36,930,886
1,821,120
IG Group Holdings PLC
(Financial Services) 35,834,469
222,477
Inchcape PLC (Consumer
Discretionary Distribution &
Retail) 2,514,188
42,448
Intertek Group PLC
(Commercial & Professional
Services) 3,352,681
13,588,392
ITV PLC (Media &
Entertainment) 13,623,280
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
720,699
J Sainsbury PLC (Consumer
Staples Distribution & Retail) $ 3,475,437
5,429,527
JD Sports Fashion PLC
(Consumer Discretionary
Distribution & Retail) 6,582,774
1,762,644 JET2 PLC (Transportation) 36,582,062
289,959
Keller Group PLC (Capital
Goods) 11,817,563
1,090,315
Lancashire Holdings Ltd.
(Insurance) 8,856,229
7,374,971
Man Group PLC (Financial
Services) 30,197,218
3,413,108
Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 18,657,330
1,453,977
Melrose Industries PLC (Capital
Goods) 8,943,825
589,723
Ocado Group PLC (Consumer
Staples Distribution & Retail)* 1,685,611
770,781
Paragon Banking Group PLC
(Financial Services) 8,733,555
153,756
Polar Capital Holdings PLC
(Financial Services) 1,597,703
1,377,440
Primary Health Properties
PLC REIT (Equity Real Estate
Investment Trusts (REITs)) 1,755,583
1,680,616
PRS REIT PLC (The) REIT
(Equity Real Estate Investment
Trusts (REITs))
(c)
—
7,490,427
QinetiQ Group PLC (Capital
Goods) 51,282,042
5,996
Renishaw PLC (Technology
Hardware & Equipment) 399,853
2,726,318
RS GROUP PLC (Capital
Goods) 25,959,673
2,311,909
Sage Group PLC (The)
(Software & Services) 30,454,712
4,396,280 Senior PLC (Capital Goods) 17,212,385
407,923
Shaftesbury Capital PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 790,581
375,060
Smiths Group PLC (Capital
Goods) 13,393,249
131,427
Softcat PLC (Software &
Services) 3,448,698
129,630
St James's Place PLC (Financial
Services) 1,841,900
793,307 Subsea 7 SA (Energy) 26,651,432
1,224,524
Supermarket Income Reit
PLC REIT (Equity Real Estate
Investment Trusts (REITs)) 1,418,478
139,547
Target Healthcare PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 212,900
6,943,525
TP ICAP Group PLC (Financial
Services) 32,069,468
3,314,359
Trainline PLC (Consumer
Services)*
(b)
10,595,557

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
3,020,235
Tritax Big Box REIT PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) $ 6,943,882
1,246,533 Volex PLC (Capital Goods) 8,590,283
136,849
Watches of Switzerland Group
PLC (Consumer Discretionary
Distribution & Retail)*
(b)
1,351,688
638,963
Whitbread PLC (Consumer
Services) 21,646,848
654,520
WPP PLC (Media &
Entertainment) 2,643,792
242,245
Zegona Communications PLC
(Telecommunication Services) 4,780,738
828,352,168
United States – 1.0%
1,621,000
Impro Precision Industries Ltd.
(Capital Goods)
(b)
1,497,054
1,452,274
QIAGEN NV (Pharmaceuticals,
Biotechnology & Life Sciences) 59,759,514
2,428,800
Samsonite Group SA
(Consumer Durables &
Apparel)
(b)
4,370,780
325,065 Signify NV (Capital Goods)
(b)
5,556,209
90,785 Sims Ltd. (Materials) 1,621,566
243,212
Sinch AB (Software &
Services)*
(b)
1,028,607
73,833,730
TOTAL COMMON STOCKS
(Cost $6,043,173,892)
6,958,194,623
Shares Description Rate Value
a
Preferred Stock – 0.1%
Germany – 0.1%
234,429
FUCHS SE
(Materials)
(Cost $10,321,009)
3.06% 10,865,985
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(d)
Goldman Sachs Central Government Fund -
Institutional Shares
10,251 3.760% 10,251
(Cost $10,251)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $6,053,505,152)
6,969,070,859
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.3%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
18,039,554 3.571% $ 18,039,554
(Cost $18,039,554)
TOTAL INVESTMENTS – 97.9%
(Cost $6,071,544,706)
$ 6,987,110,413
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.1%
150,186,090
NET ASSETS – 100.0%
$ 7,137,296,503
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Industrials 22.6%
Financials 15.1
Consumer Discretionary 12.9
Information Technology 11.8
Materials 10.8
Real Estate 8.4
Health Care 7.5
Energy 4.0
Consumer Staples 3.5
Communication Services 2.4
Utilities 0.7
Investment Company 0.0
Securities Lending Reinvestment Vehicle 0.3
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At July 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 753 09/18/26 $ 55,338,182 $ 776,456
FTSE 100 Index 168 09/18/26 24,600,762 749,270
Hang Seng Index 15 08/28/26 2,480,746 70,864
MSCI Singapore Index 59 08/28/26 2,394,826 34,957
SPI 200 Index 76 09/17/26 11,956,210 101,282
TOPIX Index 158 09/10/26 39,588,134 875,681
Total Futures Contracts
$ 2,608,510

Goldman Sachs International Equity Insights Funds
Schedule of Investments
July 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square
Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying
Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market Funds’ shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31,
2026:
(a)
Emerging Markets Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 15,784,325 $ 30,946,219 $ —
Asia 77,006,866 2,918,655,765 —
Europe 13,537,148 75,444,139 —
North America 61,407,786 32,054,413 —
Oceania — 1,479,183 —
South America 136,179,183 76,161,408 —
Investment Company 10,274 — —
Securities Lending Reinvestment Vehicle 11,334,820 — —
Total
$ 315,260,402 $ 3,134,741,127 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Forward Foreign Currency Exchange Contracts
(b)
$ — $ 29,401 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (1,590,312) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 10,052,816 $ —
Asia 8,134,483 1,844,719,533 —
Europe 152,976,219 3,965,566,918 —
North America 62,053,498 344,748,926 —
Oceania 42,110,961 417,354,331 —
Investment Company 19,134,297 — —
Securities Lending Reinvestment Vehicle 14,391,000 — —
Total
$ 298,800,458 $ 6,582,442,524 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 1,189,328 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (354,558) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
International Small Cap Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 145,512,895 $ 3,050,255,401 $ —
Europe 170,392,919 2,838,095,223 —
North America — 73,833,730 —
Oceania — 690,970,440 —
Investment Company 10,251 — —
Securities Lending Reinvestment Vehicle 18,039,554 — —
Total
$ 333,955,619 $ 6,653,154,794 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 2,608,510 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs International Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanction or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)